ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
Unaudited		August 31, 2006
Portfolio of Investments †
	Shares/$Par	Value
(Cost and value in $000s)

COMMON STOCKS 65.1%

CONSUMER DISCRETIONARY 7.0%

Auto Components 0.2%
Autoliv GDR (SEK)	20,600	1,157
GKN (GBP)	50,043	290
Koito Manufacturing (JPY) (1)	36,000	470
Strattec Security (2)	2,200	88
Toyoda Gosei (JPY)	17,500	372
TRW (2)	5,600	138
		2,515
Automobiles 0.3%
Bayerische Motoren Werke (EUR)	21,064	1,090
Honda (JPY)	25,500	864
Piaggio & C SPA (EUR) (2)	91,800	314
Toyota Motor (JPY)	30,700	1,660
Winnebago (1)	300	9
		3,937
Distributors 0.0%
Keystone Automotive (1)(2)	3,900	134
Pacific Brands (AUD) (1)	162,370	300
		434
Diversified Consumer Services 0.1%
Corinthian Colleges (1)(2)	18,300	222
Matthews International (1)	11,300	402
		624
Hotels, Restaurants & Leisure 1.2%
Applebee's	8,337	173
BJ's Restaurants (1)(2)	6,200	114
CEC Entertainment (2)	3,800	121
Harrah's Entertainment	18,400	1,147
International Game Technology	96,100	3,717
Marriott, Class A	62,400	2,350
Mitchells & Butlers (GBP)	40,882	435
Panera Bread, Class A (1)(2)	4,500	234
PF Chang's China Bistro (1)(2)	3,100	109
Red Robin Gourmet Burgers (1)(2)	6,300	266
Ruby Tuesday (1)	3,600	93
Sonic (1)(2)	14,625	321
Starwood Hotels & Resorts Worldwide	40,900	2,178
Texas Roadhouse (1)(2)	1,800	22
The Cheesecake Factory (2)	9,950	248
Wynn Resorts (1)(2)	48,800	3,778
		15,306
Household Durables 1.0%
Alpine Electronics (JPY)	11,800	163
Fortune Brands	12,400	900
Garmin (1)	54,800	2,562
Goldcrest Company (JPY) (1)	5,980	329
Harman International	34,100	2,766
Jarden (1)(2)	6,900	202
Newell Rubbermaid (1)	190,500	5,142
Persimmon (GBP) (1)	16,331	387
Sony (JPY) (1)	22,000	949
		13,400
Internet & Catalog Retail 0.2%
Amazon.com (1)(2)	74,100	2,285
priceline.com (2)	4,700	157
		2,442
Leisure Equipment & Products 0.1%
Brunswick	6,000	172
MarineMax (1)(2)	5,000	114
Nikon (JPY) (1)	17,400	314
Polaris Industries (1)	600	23
Pool (1)	6,337	241
		864
Media 1.5%
Aegis Group (GBP)	230,307	560
Comcast, Class A (2)	143,848	5,035
Disney	101,400	3,006
Emmis Communications (2)	4,800	59
Entercom Communications (1)	3,400	86
Grupo Televisa ADR	57,600	1,097
Informa (GBP)	39,323	328
McGraw-Hill	4,800	268
New York Times, Class A (1)	116,300	2,619
Publicis (EUR)	19,893	784
Scholastic (2)	11,200	337
Scripps, Class A	4,200	191
Television Broadcasts (HKD)	17,000	96
Time Warner	99,500	1,654
Viacom, Class B (2)	59,071	2,144
Vivendi (EUR) (1)	35,867	1,232
WPP Group (GBP)	23,898	291
WPP Group ADR (1)	3,600	219
Young Broadcasting (1)(2)	1,800	5
		20,011
Multiline Retail 1.1%
Big Lots (2)	5,600	103
Kohl's (2)	103,500	6,470
Lotte Shopping GDR (2)(3)	17,500	296
Marui (JPY) (1)	11,700	173
Nordstrom	95,800	3,578
Target	82,800	4,007
		14,627
Specialty Retail 1.2%
AC Moore Arts & Crafts (1)(2)	1,600	28
AnnTaylor Stores (2)	14,500	577
Aoyama Trading (JPY)	5,200	169
Best Buy	26,175	1,230
Borders Group	13,100	251
Christopher & Banks (1)	7,100	173
Cost Plus (1)(2)	6,300	64
DSG International (GBP)	127,538	497
Esprit Holdings (HKD)	41,000	341
Hibbett Sporting Goods (2)	6,200	152
Home Depot	213,750	7,329
Hot Topic (1)(2)	14,200	140
J Crew Group (2)	1,300	33
Monro Muffler Brake	6,800	219
Pantry (1)(2)	4,300	202
Petco (2)	10,700	301
RadioShack (1)	204,600	3,695
Select Comfort (1)(2)	3,000	60
The Finish Line (1)	3,200	36
Zumiez (1)(2)	6,100	136
		15,633
Textiles, Apparel, & Luxury Goods 0.1%
Adidas (EUR)	11,208	533
Culp (2)	600	3
Under Armour (1)(2)	1,900	66
Warnaco Group (2)	7,100	143
		745

Total Consumer Discretionary		90,538
CONSUMER STAPLES 4.7%

Beverages 1.1%
Cia Cervecerias Unidas ADR	9,600	239
Coca-Cola	144,900	6,493
Diageo (GBP)	43,940	782
Kirin Brewery (JPY)	57,000	789
Lion Nathan (NZD)	40,710	250
PepsiCo	68,510	4,472
Pernod-Ricard (EUR)	6,138	1,337
		14,362
Food & Staples Retailing 1.6%
Alliance Boots (GBP)	26,827	394
Casey's General Stores	13,700	324
CVS	290,400	9,743
Kesko (EUR)	24,600	1,040
Performance Food Group (1)(2)	800	20
Seven & I (JPY) (1)	7,040	248
Sysco	41,300	1,296
Tesco (GBP)	125,256	899
Wal-Mart	123,500	5,523
Wal-Mart de Mexico, Series V (MXN)	112,200	382
Wild Oats Markets (1)(2)	7,800	127
		19,996
Food Products 0.7%
Ajinomoto (JPY) (1)	14,000	151
Associated British Foods (GBP)	29,828	470
General Mills	96,820	5,251
Goodman Fielder (AUD) (2)	116,300	188
Koninklijke Wessanen (EUR) (1)	20,798	289
Nestle (CHF)	4,195	1,439
RHM (GBP)	78,736	417
Seneca Foods, Class B (2)	600	14
Seneca Foods, Class A (2)	3,000	74
Unilever (GBP)	13,413	321
		8,614
Household Products 0.8%
Colgate-Palmolive	75,600	4,525
Procter & Gamble	96,735	5,988
		10,513
Personal Products 0.0%
Chattem (1)(2)	1,400	49
L'Oreal (EUR)	3,807	398
		447
Tobacco 0.5%
Altria Group	81,500	6,808
		6,808

Total Consumer Staples		60,740
ENERGY 5.0%

Energy Equipment & Services 2.0%
Baker Hughes	110,900	7,894
FMC Technologies (2)	12,200	718
Grant Prideco (2)	4,800	199
Hanover Compressor (1)(2)	12,000	226
Hydril (2)	2,800	183
Input/Output (1)(2)	9,800	98
Key Energy Services (2)	2,600	39
Saipem (EUR)	38,119	853
Schlumberger	130,800	8,018
Seacor Holdings (1)(2)	7,100	618
Smith International	135,100	5,670
Superior Well Services (1)(2)	200	4
Technip (EUR)	7,338	423
Union Drilling (1)(2)	3,100	44
W-H Energy Services (2)	3,500	177
		25,164
Oil, Gas & Consumable Fuels 3.0%
Bill Barrett (1)(2)	10,500	304
BP (GBP)	77,257	877
BP ADR	75,096	5,110
Chevron	86,582	5,576
China Shenhua Energy (HKD) (1)	191,000	338
CONSOL Energy	33,600	1,225
Eni S.p.A. (EUR)	59,230	1,811
EOG Resources	5,500	357
ExxonMobil	138,282	9,358
Forest Oil (1)(2)	12,350	418
Foundation Coal Holdings	7,700	277
Geomet (2)	1,600	17
Marathon Oil	41,400	3,457
Mariner Energy (2)	10,694	202
Murphy Oil	33,800	1,653
Nippon Mining (JPY)	36,000	263
Nippon Oil (JPY) (1)	31,000	235
Noble Energy	500	25
Oil Search (AUD)	105,663	278
Petroleo Brasileiro (Petrobras) ADR	11,300	911
Royal Dutch Shell (GBP)	32,824	1,174
Royal Dutch Shell ADR, Class B	14,719	1,053
Statoil ASA (NOK)	20,911	564
Total (EUR)	25,058	1,689
Total ADR	30,600	2,063
		39,235

Total Energy		64,399
FINANCIALS 14.1%

Capital Markets 4.4%
Affiliated Managers Group (1)(2)	4,500	416
Ameriprise Financial	91,580	4,188
Charles Schwab	194,750	3,176
Close Brothers Group (GBP)	17,478	304
E*TRADE Financial (2)	141,200	3,331
Franklin Resources	53,100	5,226
Goldman Sachs	30,000	4,460
Investors Financial Services (1)	5,600	260
Legg Mason	43,000	3,924
Macquarie Bank (AUD) (1)	12,296	608
Marketaxess (1)(2)	6,800	64
Mellon Financial	123,700	4,605
Merrill Lynch	54,200	3,985
Morgan Stanley	43,200	2,842
Northern Trust	55,400	3,102
Penson Worldwide (2)	5,800	112
Piper Jaffray (1)(2)	6,700	393
State Street	118,800	7,342
TD Ameritrade Holding	145,100	2,542
UBS (CHF)	120,008	6,775
		57,655
Commercial Banks 2.8%
Allied Irish Banks (EUR)	24,312	635
Australia & New Zealand Banking (AUD) (1)	51,582	1,072
Banca Intesa (EUR)	101,851	681
Banco Santander Central Hispano (EUR)	110,815	1,717
Bank of Ireland (EUR)	29,463	558
Barclays (GBP)	124,051	1,552
BNP Paribas (EUR)	12,477	1,324
Boston Private Financial (1)	5,900	147
Cascade Bancorp (1)	5,700	203
Chittenden	15,793	456
Citizens Banking (1)	12,700	320
DBS Group (SGD)	81,028	927
Fifth Third Bancorp	84,900	3,340
Frontier Financial (1)	3,700	151
Glacier Bancorp (1)	9,400	305
Grupo Financiero Banorte (MXN)	355,048	1,039
HBOS (GBP)	38,649	737
KBC (EUR)	5,868	631
Mitsubishi UFJ Financial (JPY)	100	1,358
National Bank of Greece (EUR)	9,883	410
NORDEA (SEK)	115,917	1,456
Pinnacle Financial Partners (1)(2)	5,000	177
Placer Sierra Bancshares	6,100	145
Preferred Bank	1,500	84
Prosperity Bancshares (1)	8,400	296
Provident Bankshares (1)	8,000	300
Resona Holdings (JPY) (1)	194	609
Royal Bank of Scotland (GBP)	81,257	2,754
Sandy Spring Bancorp (1)	5,000	182
Signature Bank (1)(2)	4,300	141
Societe Generale (EUR) (1)	4,108	662
Sumitomo Trust & Banking (JPY)	196,000	2,082
Svenska Handelsbanken, Class A (SEK)	35,273	920
Swedbank (SEK)	18,600	535
Texas Capital Bancshares (1)(2)	6,100	121
The Bank of Yokohama (JPY)	87,800	692
U.S. Bancorp	66,200	2,123
UniCredito Italiano (EUR)	159,294	1,268
Valley National Bancorp (1)	11,766	302
Wells Fargo	96,600	3,357
WestAmerica (1)	9,300	445
		36,214
Consumer Finance 1.0%
American Express	162,000	8,511
Public Financial Holdings (HKD)	594,000	459
SLM Corporation	94,900	4,606
		13,576
Diversified Financial Services 1.5%
Babcock & Brown (AUD) (1)	42,333	649
Bank of America	65,800	3,387
Chicago Mercantile Exchange Holdings	2,200	968
Citigroup	149,477	7,377
Fortis (EUR) (1)	18,559	721
ING Groep GDS (EUR)	22,942	990
J.P. Morgan Chase	109,860	5,016
Ricoh Leasing (JPY) (1)	9,200	248
		19,356
Insurance 3.4%
Aegon (EUR)	39,875	711
AFLAC	3,000	135
American International Group	197,822	12,625
Aspen Insurance Holdings (1)	9,900	245
Assured Guaranty (1)	14,700	393
Aviva (GBP)	48,402	679
AXA (EUR) (1)	41,685	1,546
Bristol West Holdings	9,400	138
CNP Assurances (EUR)	8,110	837
Darwin Professional Underwriters (2)	500	10
Friends Provident (GBP)	198,512	702
Genworth Financial, Class A	95,000	3,271
Hartford Financial Services	35,700	3,065
Horace Mann Educators	6,400	117
Infinity Property & Casualty	8,200	311
Insurance Australia (AUD) (1)	143,971	590
Markel (2)	800	291
Marsh & McLennan	317,300	8,301
Milano Assicurazioni (EUR)	62,474	454
Mitsui Sumitomo Insurance (JPY)	57,000	693
National Financial Partners	2,800	103
Ohio Casualty	19,600	509
PartnerRe (1)	4,100	264
Prudential Financial	32,200	2,364
QBE Insurance (AUD) (1)	30,528	556
Selective Insurance (1)	3,300	172
St. Paul Travelers Companies	85,900	3,771
Swiss Life Holding (CHF)	3,389	818
		43,671
Real Estate Investment Trusts (REITs) 0.6%
DiamondRock Hospitality, REIT (1)	7,000	118
EastGroup Properties, REIT	6,800	347
Equity Lifestyle Properties, REIT	2,300	103
Essex Property Trust, REIT	900	113
Federal Realty Investment Trust, REIT	18,000	1,333
Glenborough Realty Trust, REIT (1)	5,000	129
GPT Group, Equity Units (AUD) (1)	133,897	467
LaSalle Hotel Properties, REIT	3,100	136
Mirvac Group (AUD) (1)	73,715	257
Parkway Properties, REIT (1)	3,000	147
PS Business Parks, REIT	4,600	281
Reckson Associates Realty, REIT	1,934	83
Simon Property Group, REIT	42,572	3,610
Washington SBI, REIT (1)	7,300	296
		7,420
Real Estate Management & Development 0.1%
China Overseas Land & Investment (HKD) (1)	978,000	677
China Overseas Land & Investment, Warrants, 7/18/07 (HKD) (2)	122,250	18
Wheelock (HKD)	88,000	145
		840
Thrifts & Mortgage Finance 0.3%
Bradford Bingley (GBP)	78,833	679
Countrywide Credit	33,600	1,136
First Niagara Financial	17,900	268
Harbor Florida Bancshares (1)	11,300	500
Hypo Real Estate Holding (EUR)	7,802	483
Newalliance Bancshares (1)	23,200	338
		3,404

Total Financials		182,136
HEALTH CARE 9.6%

Biotechnology 1.6%
Actelion (CHF) (2)	2,353	314
Alexion Pharmaceutical (1)(2)	3,100	116
Alkermes (1)(2)	6,900	113
Altus Pharmaceuticals (1)(2)	1,200	17
Amgen (2)	88,100	5,985
Amylin Pharmaceuticals (1)(2)	3,300	150
Celgene (2)	33,400	1,359
Cephalon (1)(2)	2,624	150
CSL Limited (AUD)	9,076	352
Cubist Pharmaceuticals (2)	7,000	164
CV Therapeutics (1)(2)	900	10
Cytokinetics (2)	500	3
deCode genetics (1)(2)	4,900	28
Genentech (2)	57,100	4,712
Genzyme (2)	10,900	722
Gilead Sciences (2)	74,100	4,698
Incyte Genomics (1)(2)	12,800	65
InterMune (1)(2)	8,700	150
Martek Biosciences (1)(2)	5,200	156
Memory Pharmaceuticals (2)	3,200	3
Myogen (1)(2)	4,200	146
Myriad Genetics (1)(2)	8,100	205
Neurocrine Biosciences (1)(2)	3,600	42
NPS Pharmaceuticals (1)(2)	1,200	5
ONYX Pharmaceuticals (1)(2)	2,800	42
Rigel Pharmaceuticals (1)(2)	5,300	53
Senomyx (1)(2)	4,500	70
Tercica (1)(2)	3,700	25
Theravance (2)	2,200	58
Trimeris (1)(2)	3,500	33
Vertex Pharmaceuticals (2)	11,136	384
		20,330
Health Care Equipment & Supplies 1.6%
Alcon	6,400	754
Analogic (1)	3,200	182
Baxter International	113,500	5,037
Boston Scientific (2)	126,200	2,201
DJO (1)(2)	5,700	220
Edwards Lifesciences (2)	4,400	205
Elekta, Class B (SEK) (1)	28,652	506
Greatbatch (1)(2)	5,600	137
Integra LifeSciences (1)(2)	9,600	369
Medtronic	90,700	4,254
Northstar Neuroscience (2)	2,500	29
NuVasive (1)(2)	4,200	86
NxStage Medical (1)(2)	5,500	54
ResMed (1)(2)	15,500	631
St. Jude Medical (2)	66,800	2,432
Stereotaxis (1)(2)	2,000	22
Steris	7,400	176
Stryker	62,100	2,983
Thoratec (1)(2)	11,200	164
Wright Medical Group (1)(2)	9,600	220
		20,662
Health Care Providers & Services 3.0%
Aetna	52,700	1,964
AMERIGROUP (1)(2)	6,700	211
AmerisourceBergen	87,600	3,868
Cardinal Health	22,300	1,503
Caremark RX	105,300	6,101
Celesio (EUR)	11,208	568
Centene (1)(2)	9,400	145
DaVita (2)	7,200	420
Healthspring (2)	3,500	70
Henry Schein (2)	9,400	469
Humana (2)	48,500	2,955
LifePoint Hospitals (2)	9,700	330
Medco (2)	30,200	1,914
Odyssey Healthcare (1)(2)	2,100	34
Quest Diagnostics	35,400	2,276
Sunrise Senior Living (1)(2)	21,500	634
Symbion (1)(2)	6,600	153
United Surgical Partners International (1)(2)	12,800	361
UnitedHealth Group	189,900	9,865
Visicu (1)(2)	300	4
VistaCare (1)(2)	3,600	48
WellPoint (2)	61,000	4,722
		38,615
Life Sciences Tools & Services 0.0%
Exelixis (1)(2)	7,500	73
Nektar Therapeutics (1)(2)	1,800	32
		105
Pharmaceuticals 3.4%
Alexza Pharmaceuticals (2)	1,700	12
Allergan (1)	14,500	1,661
Astellas Pharma (JPY) (1)	7,900	319
Atherogenics (1)(2)	7,000	98
Eisai (JPY) (1)	10,700	508
GlaxoSmithKline (GBP)	55,747	1,578
GlaxoSmithKline ADR	21,100	1,198
Inspire Pharmaceuticals (1)(2)	9,800	50
Johnson & Johnson	39,200	2,535
Kobayashi Pharmaceutical (JPY)	7,600	298
Medicines Company (1)(2)	4,400	99
Medicis Pharmaceutical, Class A (1)	9,300	272
Merck	235,800	9,562
Novartis (CHF)	70,658	4,023
Noven Pharmaceuticals (1)(2)	7,300	182
Pfizer	103,287	2,847
Roche Holding (CHF)	14,776	2,718
Sanofi-Aventis (EUR) (1)	22,585	2,024
Schering-Plough	147,500	3,090
Sepracor (1)(2)	50,900	2,393
Takeda Chemical Industries (JPY) (1)	11,100	732
Wyeth	178,660	8,701
		44,900

Total Health Care		124,612
INDUSTRIALS & BUSINESS SERVICES 7.2%

Aerospace & Defense 1.0%
Argon (1)(2)	3,100	80
Armor Holdings (1)(2)	8,300	439
General Dynamics	48,500	3,276
Honeywell International	44,500	1,723
Lockheed Martin	34,700	2,866
Moog, Class A (2)	7,500	245
Qinetiq (GBP)	82,100	260
Rockwell Collins	22,800	1,195
Rolls-Royce (GBP) (2)	71,702	595
Teledyne Technologies (2)	10,900	418
United Technologies	20,300	1,273
		12,370
Air Freight & Logistics 0.0%
EGL (2)	9,400	287
Pacer International	2,700	74
UTi Worldwide	8,100	187
		548
Airlines 0.1%
All Nippon Airways (JPY) (1)	102,000	398
British Airways (GBP) (2)	46,222	361
Frontier Airlines (1)(2)	5,800	40
Midwest Air Group (1)(2)	5,900	41
Qantas Airways (AUD)	70,270	184
		1,024
Building Products 0.0%
Nichias (JPY)	41,000	303
Trex (1)(2)	2,800	75
		378
Commercial Services & Supplies 0.7%
Angelica (1)	5,600	99
G & K Services (1)	7,400	245
Herman Miller	12,600	356
Kforce (2)	10,300	127
LECG (2)	9,600	163
Multi-Color	3,300	95
Pike Electric (1)(2)	4,500	79
R.R. Donnelley	86,600	2,808
Resources Global Professionals (1)(2)	11,200	273
Ritchie Bros Auctioneers (1)	5,400	264
Synagro Technologies (1)	17,000	68
Waste Connections (2)	7,800	287
Waste Management	121,526	4,166
West Corporation (2)	2,200	106
		9,136
Construction & Engineering 0.2%
Acciona (EUR)	9,841	1,502
Insituform Technologies (1)(2)	4,200	96
JGC (JPY) (1)	16,000	287
NCC AB (SEK) (1)	33,463	697
		2,582
Electrical Equipment 0.1%
A.O. Smith	13,700	549
Baldor Electric (1)	13,900	412
Belden CDT (1)	9,600	343
Mitsubishi Electric (JPY)	66,000	542
Woodward Governor	2,100	71
		1,917
Industrial Conglomerates 2.3%
DCC (EUR)	42,673	1,070
GE	628,200	21,397
Hutchison Whampoa (HKD)	37,500	341
Orkla (NOK) (1)	11,480	563
Sembcorp (SGD)	295,880	654
Tomkins (GBP)	81,182	439
Tyco International	177,400	4,639
		29,103
Machinery 1.9%
3-D Systems (1)(2)	3,600	58
Accuride (1)(2)	10,400	113
Actuant, Class A (1)	7,240	327
Cargotec (EUR)	21,960	951
Cascade	3,500	133
Danaher (1)	144,300	9,566
Deere	82,500	6,443
ESCO Technologies (1)(2)	4,100	209
Fanuc (JPY)	6,500	514
Glory Limited (JPY) (1)	14,500	268
Graco	7,500	283
Harsco	7,200	573
IDEX	3,300	139
Illinois Tool Works	63,600	2,792
Lindsay Manufacturing (1)	7,900	225
RBC Bearings (2)	7,800	166
Toro	14,000	560
Volvo, Series B (SEK)	10,000	569
		23,889
Marine 0.0%
Nippon Yusen (JPY)	84,000	519
		519
Road & Rail 0.7%
Arriva (GBP)	26,801	303
Burlington Northern Santa Fe	56,800	3,803
Heartland Express	4,433	71
Knight Transportation (1)	15,675	270
Norfolk Southern	86,400	3,692
Ryder System	2,400	119
Union Pacific	15,100	1,213
		9,471
Trading Companies & Distributors 0.2%
Electro Rent (1)(2)	5,100	82
H&E Equipment Services (1)(2)	1,550	41
Interline Brands (2)	8,400	210
Mitsubishi (JPY)	47,400	962
NuCo2 (1)(2)	6,200	169
Sumitomo (JPY)	42,000	566
Transdigm Group (2)	1,600	36
Univar (EUR)	9,556	395
		2,461
Transportation Infrastructure 0.0%
Macquarie Infrastructure, Equity Units (AUD)	74,614	179
		179

Total Industrials & Business Services		93,577
INFORMATION TECHNOLOGY 10.7%

Communications Equipment 2.2%
ADTRAN	8,100	202
Cisco Systems (2)	301,200	6,623
Corning (2)	409,900	9,116
Finisar (1)(2)	37,900	141
IXIA (2)	600	6
Juniper Networks (2)	138,100	2,026
LM Ericsson (SEK)	428,700	1,426
Lucent Technologies (1)(2)	1,145,600	2,669
Nokia (EUR)	69,993	1,464
Nokia ADR	218,000	4,552
Packeteer (1)(2)	4,300	43
QUALCOMM	11,700	441
Tekelec (1)(2)	2,900	39
		28,748
Computers & Peripherals 0.5%
Acer (TWD)	43,860	68
Apple Computer (2)	52,900	3,589
Dell (2)	50,500	1,139
EMC (2)	148,400	1,729
Emulex (2)	7,800	135
Hitachi Maxell (JPY) (1)	21,500	268
Intermec (1)(2)	2,000	60
Synaptics (1)(2)	3,000	76
		7,064
Electronic Equipment & Instruments 0.2%
Cogent (1)(2)	2,300	33
DTS (1)(2)	4,700	86
Global Imaging (2)	2,400	53
Hamamatsu Photonics (JPY) (1)	10,800	341
HOYA (JPY) (1)	9,900	359
KEMET (1)(2)	15,100	124
Littelfuse (2)	6,600	238
Mercury Computer (1)(2)	1,500	19
Methode Electronics	7,100	56
MTS Systems (1)	6,200	208
National Instruments	4,900	136
Newport (2)	6,200	109
Orbotech (2)	6,000	144
Plexus (2)	2,500	50
Scansource (1)(2)	2,400	75
Venture (SGD)	22,000	162
		2,193
Internet Software & Services 1.2%
24/7 Media (1)(2)	13,900	126
Bankrate (1)(2)	4,700	134
CNET Networks (1)(2)	19,800	187
Digital Insight (2)	4,700	122
Digital River (1)(2)	3,900	189
Digitas (2)	9,300	83
eBay (2)	47,600	1,326
Google, Class A (2)	18,600	7,041
Monster Worldwide (2)	29,300	1,194
Websense (2)	6,300	130
WebSideStory (1)(2)	3,300	42
Yahoo! (2)	168,200	4,847
		15,421
IT Services 1.5%
Automatic Data Processing	98,700	4,659
CACI International, Class A (1)(2)	5,600	297
First Data	278,068	11,949
Global Payments	9,100	346
Heartland Payment (1)	2,500	67
Iron Mountain (2)	5,686	233
Logica (GBP)	60,354	179
Maximus	6,400	170
MPS Group (2)	19,600	276
Paychex	11,400	409
RightNow Technologies (1)(2)	10,600	163
Trans Cosmos (JPY) (1)	15,900	325
		19,073
Office Electronics 0.1%
Canon (JPY)	23,800	1,180
Neopost (EUR)	3,658	427
		1,607
Semiconductor & Semiconductor Equipment 2.7%
AMIS Holdings (1)(2)	5,200	47
Analog Devices	77,600	2,378
Applied Materials	117,600	1,985
Atheros Communications (1)(2)	5,400	88
ATMI (1)(2)	2,600	75
Brooks-Pri Automation (2)	9,100	127
Cabot Microelectronics (1)(2)	3,500	110
Conexant (1)(2)	90,800	187
Credence (1)(2)	10,700	27
Cymer (1)(2)	6,400	263
Entegris (1)(2)	28,785	313
Exar (2)	8,600	120
FEI (1)(2)	5,600	116
Intel	313,300	6,122
Lattice Semiconductor (2)	20,100	147
Linear Technology	83,900	2,854
Marvell Technology Group (2)	178,400	3,124
Maxim Integrated Products	149,900	4,362
Microsemi (2)	1,700	47
MKS Instruments (2)	7,200	150
ON Semiconductor (2)	400	2
PDF Solutions (1)(2)	10,100	131
Power Integrations (1)(2)	6,500	120
Semtech (2)	14,600	191
Silicon Laboratories (2)	6,100	215
SOITEC (EUR) (2)	20,062	611
Texas Instruments	210,500	6,860
Tokyo Electron (JPY) (1)	10,200	669
Virage Logic (1)(2)	3,100	26
Xilinx	151,300	3,460
		34,927
Software 2.3%
Adobe Systems (2)	68,200	2,212
Altiris (2)	5,700	129
Bottomline Technologies (1)(2)	6,400	65
Catapult Communications (2)	3,900	38
FactSet Research	8,650	381
FileNet (2)	9,600	335
Hyperion Solutions (2)	5,550	184
Internet Security (2)	6,700	185
Intuit (2)	48,200	1,457
Jack Henry & Associates	23,300	446
Kronos (2)	7,849	240
Microsoft	705,600	18,127
Motive (1)(2)	3,600	9
Open Solutions (1)(2)	3,500	103
Oracle (2)	251,400	3,934
Progress Software (1)(2)	6,700	170
Quest Software (2)	11,200	156
Red Hat (1)(2)	6,300	146
RSA Security (2)	10,200	284
SPSS (2)	4,700	119
THQ (1)(2)	7,600	196
TomTom (EUR) (1)(2)	8,926	364
Wind River (2)	9,100	93
		29,373

Total Information Technology		138,406
MATERIALS 3.7%

Chemicals 1.6%
Airgas	12,400	444
Arch Chemicals (1)	9,900	275
Asahi Kasei (JPY) (1)	72,000	474
BASF (EUR)	6,905	568
Dow Chemical	71,200	2,715
DuPont	145,973	5,834
Ferro	8,700	149
Koninklijke DSM (EUR) (1)	11,340	448
MacDermid (1)	6,800	195
Material Sciences (2)	6,200	59
Minerals Technologies (1)	4,800	250
Mitsubishi Gas Chemical (JPY)	71,000	772
Monsanto	72,400	3,435
Potash Corp of Saskatchewan (1)	47,700	4,673
Sumitomo Bakelite (JPY) (1)	25,000	200
Symyx Technologies (2)	4,300	98
Wacker Chemie (EUR) (2)	2,000	241
		20,830
Construction Materials 0.1%
Boral (AUD) (1)	82,549	428
Cemex, Equity Units (MXN)	122,032	352
Holcim (CHF)	4,479	362
		1,142
Containers & Packaging 0.0%
Chesapeake Corp.	5,200	76
Smurfit-Stone Container (2)	1,500	17
		93
Metals & Mining 1.5%
Anglo American (GBP)	33,109	1,431
BHP Billiton (AUD) (1)	61,900	1,308
BlueScope Steel (AUD) (1)	121,959	632
Corus Group (GBP)	113,893	850
Gibraltar Industries	4,100	99
Lihir Gold (AUD) (2)	58,920	134
Meridian Gold (2)	14,000	416
Nippon Steel (JPY) (1)	237,000	986
Nucor	52,900	2,585
Phelps Dodge	93,700	8,386
Rio Tinto (AUD) (1)	11,446	637
SSAB Svenskt Stal, Series A (SEK)	83,967	1,617
ThyssenKrupp (EUR)	18,512	630
		19,711
Paper & Forest Products 0.5%
Buckeye Technologies (1)(2)	6,200	50
International Paper	107,900	3,752
Weyerhaeuser	31,600	1,959
		5,761

Total Materials		47,537
TELECOMMUNICATION SERVICES 1.6%

Diversified Telecommunication Services 0.4%
Ntelos (2)	6,200	85
Premiere Global Services (2)	7,200	56
Telefonica (EUR)	71,150	1,220
Telenor ASA (NOK)	52,600	666
TeliaSonera (SEK)	131,500	813
Telus (Non-voting shares)	48,700	2,315
Time Warner Telecom (1)(2)	11,700	210
Xenoport (2)	100	2
		5,367
Wireless Telecommunication Services 1.2%
America Movil ADR, Series L	99,300	3,705
American Tower, Class A (2)	130,200	4,669
Bouygues (EUR) (1)	17,527	921
KDDI (JPY) (1)	117	770
Rogers Communications, Class B	27,900	1,439
SBA Communications (2)	3,500	90
Sprint Nextel	104,600	1,770
Starhub (SGD)	341,000	522
Vodafone ADR	70,575	1,531
		15,417

Total Telecommunication Services		20,784
UTILITIES 1.5%

Electric Utilities 0.8%
Cleco (1)	6,700	167
E.ON AG (EUR)	20,205	2,563
El Paso Electric (2)	5,100	122
Empire District Electronics	5,500	124
Exelon	48,300	2,945
FirstEnergy	48,156	2,748
TEPCO (JPY) (1)	30,500	867
Unisource Energy	9,200	318
		9,854
Gas Utilities 0.1%
Alinta (AUD) (1)	47,013	395
SEMCO Energy (2)	8,800	52
Southwest Gas	9,700	327
Toho Gas (JPY) (1)	50,000	214
		988
Independent Power Producers & Energy Traders 0.5%
Black Hills (1)	3,000	104
TXU	100,900	6,681
		6,785
Multi-Utilities 0.1%
AEM (EUR) (1)	157,805	413
United Utilities (GBP)	76,911	1,004
		1,417
Total Utilities		19,044
Total Common Stocks (Cost $614,934)		841,773
PREFERRED STOCKS 0.1%
CONSUMER DISCRETIONARY 0.0%
Media 0.0%
ProSieben Sat Media, 3.75% (EUR)	13,411	361
Total Consumer Discretionary		361
HEALTH CARE 0.1%
Health Care Equipment & Supplies 0.1%
Fresenius , 1.05% (EUR)	3,528	605
Total Health Care		605
Total Preferred Stocks (Cost $521)		966
CORPORATE BONDS 5.3%
ACE INA Holdings, 5.875%, 6/15/14	330,000	329
Alabama Power, 5.59%, 8/25/09 (4)	555,000	556
Alcan Aluminum, 5.00%, 6/1/15	525,000	498
Alcoa, 6.00%, 1/15/12	325,000	334
Amerada Hess, 7.875%, 10/1/29	185,000	216
America Movil, 6.375%, 3/1/35	295,000	279
American General Finance, 5.40%, 12/1/15	500,000	492
Amgen, 4.00%, 11/18/09	440,000	425
Appalachian Power, 6.375%, 4/1/36	260,000	260
Archstone-Smith Operating Trust, 5.25%, 5/1/15	370,000	358
AT&T, 5.10%, 9/15/14	330,000	315
AT&T, 5.30%, 11/15/10	275,000	273
AT&T, 6.45%, 6/15/34	630,000	623
AT&T Broadband, 8.375%, 3/15/13	650,000	737
AT&T Wireless, 7.875%, 3/1/11	305,000	332
Atmos Energy, 4.00%, 10/15/09	400,000	382
Avalonbay Communities, 6.125%, 11/1/12	310,000	319
Baker Hughes, 6.875%, 1/15/29	450,000	502
Bank of America, 4.875%, 9/15/12	530,000	519
Bank of America, 5.75%, 8/15/16	420,000	426
Bank of America Capital Trust, 5.625%, 3/8/35	410,000	375
Bank One, 5.25%, 1/30/13	550,000	544
BB&T, 6.75%, 6/7/36	640,000	678
Bear Stearns Companies, 5.50%, 8/15/11	390,000	392
BHP Finance, 4.80%, 4/15/13	625,000	603
Black Hills, 6.50%, 5/15/13	320,000	323
Boardwalk Pipelines, 5.50%, 2/1/17	100,000	96
Boeing Capital, 6.10%, 3/1/11	500,000	517
Bunge Limited Finance, 4.375%, 12/15/08	405,000	394
Canadian National Railway, 6.25%, 8/1/34	435,000	460
Capital One Bank, 6.50%, 6/13/13	590,000	616
CE Electric UK Funding, 6.995%, 12/30/07 (3)	310,000	313
Celulosa Arauco y Constitucion, 5.125%, 7/9/13	330,000	311
Centerpoint Energy, 7.25%, 9/1/10	275,000	290
Centex, 5.45%, 8/15/12	400,000	388
Cisco Systems, 5.25%, 2/22/11	455,000	455
CIT Group, 6.00%, 4/1/36	300,000	288
Citigroup, 5.00%, 9/15/14	640,000	620
Citigroup, 5.30%, 1/7/16	425,000	420
Comcast, 4.95%, 6/15/16	260,000	240
ConocoPhillips, 5.90%, 10/15/32	500,000	504
Countrywide Financial, 6.25%, 5/15/16	500,000	505
Cox Communications, 7.125%, 10/1/12	535,000	566
CS First Boston, 5.50%, 8/16/11	350,000	352
D.R. Horton, 5.625%, 9/15/14	490,000	459
DaimlerChrysler, 5.918%, 8/3/09 (4)	330,000	331
DaimlerChrysler, 6.50%, 11/15/13	425,000	438
Devon Financing, 6.875%, 9/30/11	500,000	531
Diamond Offshore Drilling, 4.875%, 7/1/15	260,000	245
Diamond Offshore Drilling, 5.15%, 9/1/14	260,000	250
Dow Chemical, 6.125%, 2/1/11	245,000	252
Duke Capital, 6.25%, 2/15/13	470,000	478
Dun & Bradstreet, 5.50%, 3/15/11	260,000	260
El Paso Electric, 6.00%, 5/15/35	400,000	385
Encana Holdings Finance, 5.80%, 5/1/14	425,000	429
ERAC USA Finance Company, 5.60%, 5/1/15 (3)	315,000	308
Exelon Generation, 5.35%, 1/15/14	515,000	504
Federal Realty Investment Trust, 6.00%, 7/15/12	180,000	183
First Union, 6.40%, 4/1/08	150,000	153
FirstEnergy, 6.45%, 11/15/11	400,000	415
Florida Power & Light, 6.20%, 6/1/36 (3)	185,000	195
Ford Motor Credit, 5.80%, 1/12/09	695,000	665
Ford Motor Credit, 6.366%, 11/16/06 (4)	215,000	215
Fortune Brands, 5.125%, 1/15/11	280,000	275
France Telecom, 7.75%, 3/1/11 (5)	310,000	339
Franklin Resources, 3.70%, 4/15/08	110,000	107
Fund American Companies, 5.875%, 5/15/13	385,000	377
GE Capital, 5.875%, 2/15/12	720,000	739
GE Capital, 6.00%, 6/15/12	1,620,000	1,675
Genentech, 4.75%, 7/15/15	335,000	317
Genworth Financial, 5.75%, 6/15/14	390,000	394
Goldman Sachs Capital I, 6.345%, 2/15/34	1,460,000	1,439
GTECH Holdings, 4.50%, 12/1/09	445,000	434
Halliburton, 5.50%, 10/15/10	550,000	551
Harrah's Operating, 5.50%, 7/1/10	460,000	455
Hartford Financial Services, 4.75%, 3/1/14	520,000	490
HBOS, 6.00%, 11/1/33 (3)	345,000	347
Highmark, 6.80%, 8/15/13 (3)	320,000	332
Home Depot, 5.40%, 3/1/16	465,000	460
HSBC Finance, 5.00%, 6/30/15	455,000	437
HSBC Finance, 5.50%, 1/19/16	900,000	894
HSBC Holdings, 6.50%, 5/2/36	250,000	264
Huntington National Bank, 4.375%, 1/15/10	400,000	388
Hutchison Whampoa International, 6.25%, 1/24/14 (3)	625,000	641
International Lease Finance Corporation, 5.45%, 3/24/11	475,000	475
International Speedway, 4.20%, 4/15/09	185,000	179
J.C. Penney, 7.375%, 8/15/08	230,000	238
J.C. Penney, 9.00%, 8/1/12	170,000	197
Jefferies Group, 6.25%, 1/15/36	345,000	329
John Deere Capital, 7.00%, 3/15/12	370,000	398
Kinder Morgan Finance, 5.70%, 1/5/16	480,000	437
Kroger, 8.05%, 2/1/10	410,000	441
LaFarge, 6.15%, 7/15/11	195,000	199
Legg Mason, 6.75%, 7/2/08	190,000	195
Lehman Brothers Holdings, 3.50%, 8/7/08	525,000	509
Lennar, 5.60%, 5/31/15	570,000	538
Marsh & McLennan, 5.375%, 7/15/14	495,000	473
MBNA America Bank, 4.625%, 8/3/09	430,000	424
McCormick & Co., 5.20%, 12/15/15	400,000	388
MDC Holdings, 5.50%, 5/15/13	510,000	475
Medtronic, 4.75%, 9/15/15	520,000	489
Merrill Lynch, 6.05%, 5/16/16	400,000	412
MetLife, 6.125%, 12/1/11	485,000	502
MidAmerican Energy, 6.125%, 4/1/36 (3)	375,000	371
Mizuho Capital Markets, 6.686%, 12/31/49 (3)	156,000	156
Morgan Stanley, 6.25%, 8/9/26	160,000	164
MUFG Capital Finance, 6.346%, 7/29/49	180,000	177
National Gas Company of Trinidad & Tobago
6.05%, 1/15/36 (3)	220,000	211
Nationwide Financial Services, 5.90%, 7/1/12	435,000	442
Nationwide Mutual Insurance, 6.60%, 4/15/34 (3)	220,000	212
Newmont Mining, 5.875%, 4/1/35	235,000	217
News America, 6.40%, 12/15/35	450,000	431
Nextel Communications, 6.875%, 10/31/13	285,000	288
Nextel Communications, 7.375%, 8/1/15	170,000	176
NLV Financial, 7.50%, 8/15/33 (3)	245,000	259
Norfolk Southern, 6.00%, 4/30/08	455,000	459
Northern Trust, 4.60%, 2/1/13	215,000	206
Northern Trust, 5.30%, 8/29/11	291,000	291
Northrop Grumman, 7.125%, 2/15/11	430,000	458
NVR, 5.00%, 6/15/10	240,000	232
Oracle, 5.00%, 1/15/11	500,000	492
Pacific Gas & Electric, 4.80%, 3/1/14	295,000	282
Panhandle Eastern Pipeline, 4.80%, 8/15/08	155,000	153
Pemex Project Funding Master Trust, 5.75%, 12/15/15	510,000	500
Pemex Project Funding Master Trust, 6.629%, 6/15/10 (3)(4)	400,000	410
Petro-Canada, 5.95%, 5/15/35	365,000	346
PPL Capital Funding, 4.33%, 3/1/09	415,000	404
Praxair, 2.75%, 6/15/08	345,000	330
Principal Life Global Funding I, 5.125%, 10/15/13 (3)	375,000	366
Progress Energy, 5.625%, 1/15/16	465,000	459
Public Service of New Mexico, 4.40%, 9/15/08	325,000	318
Pulte Homes, 5.20%, 2/15/15	500,000	464
Reckson Operating, 6.00%, 3/31/16	305,000	304
Residential Capital, 6.125%, 11/21/08	260,000	261
Rogers Cable, 5.50%, 3/15/14	330,000	304
Sabmiller, 6.20%, 7/1/11 (3)	530,000	544
Sealed Air, 5.375%, 4/15/08 (3)	315,000	314
Security Benefit Life Insurance, 7.45%, 10/1/33 (3)	165,000	182
Simon Property Group, 3.75%, 1/30/09	370,000	357
SLM Corporation, 5.11%, 4/1/09 (4)	310,000	295
SLM Corporation, 5.685%, 1/26/09 (4)	435,000	436
Southern California Edison, 4.65%, 4/1/15	320,000	301
Southern California Gas, 5.75%, 11/15/35	465,000	460
Sprint Capital, 6.875%, 11/15/28	505,000	511
Target, 4.00%, 6/15/13	525,000	485
Telecom Italia Capital, 7.20%, 7/18/36	330,000	345
Telefonica Emisiones, 6.421%, 6/20/16	480,000	492
Telefonos de Mexico, 5.50%, 1/27/15	280,000	270
Telus, 8.00%, 6/1/11	525,000	578
Teva Pharmaceutical Finance, 5.55%, 2/1/16	200,000	194
Time Warner Entertainment, 7.25%, 9/1/08	400,000	413
Time Warner Entertainment, 8.375%, 3/15/23	430,000	482
Torchmark, 6.375%, 6/15/16	325,000	335
Transamerica Capital, 7.65%, 12/1/26 (3)	175,000	194
Transatlantic Holdings, 5.75%, 12/14/15	250,000	246
Tyco International, 6.375%, 10/15/11	475,000	495
U.S. Bancorp, 4.50%, 7/29/10	525,000	513
United Technologies, 5.40%, 5/1/35	230,000	219
UnitedHealth Group, 5.25%, 3/15/11	365,000	363
Valero Energy, 3.50%, 4/1/09	545,000	520
Verizon Communications, 5.55%, 2/15/16	650,000	633
Verizon Global Funding, 7.75%, 12/1/30	320,000	362
Viacom, 5.75%, 4/30/11 (3)	310,000	310
Virginia Electric & Power, 6.00%, 1/15/36	420,000	407
Wachovia, 5.50%, 8/1/35	240,000	224
Wachovia Bank, 4.875%, 2/1/15	660,000	635
Wal-Mart, 5.25%, 9/1/35	405,000	373
Webster Financial, 5.125%, 4/15/14	395,000	380
Wellpoint, 5.00%, 1/15/11	275,000	270
Wells Fargo, 4.875%, 1/12/11	450,000	443
Westar Energy, 5.10%, 7/15/20	205,000	190
WM Wrigley, 4.65%, 7/15/15	160,000	151
WPD Holdings, 6.875%, 12/15/07 (3)	215,000	218
XTO Energy, 5.65%, 4/1/16	250,000	247
Yum! Brands, 7.70%, 7/1/12	290,000	318
Total Corporate Bonds (Cost $69,321)		68,622
ASSET-BACKED SECURITIES 1.4%
Americredit Automobile Receivable Trust
Series 2006-RM, Class A3
5.53%, 1/6/14	650,000	657
BankBoston Home Equity Loan Trust
Series 1998-1, Class A6
6.35%, 2/25/13	230,135	230

Capital Auto Receivables Asset Trust
Series 2006-1, Class B
5.26%, 10/15/10	615,000	613

Capital Auto Receivables Asset Trust
Series 2006-SN1A, Class A4A
5.32%, 3/20/10 (3)	2,000,000	2,003

Capital Auto Receivables Asset Trust
Series 2006-SN1A, Class B
5.50%, 4/20/10 (3)	295,000	296

Capital One Multi-Asset Execution Trust
Series 2004-A8, Class A8
5.46%, 8/15/14 (4)	1,600,000	1,605

Chase Funding Mortgage Loan
Series 2002-2, Class 1M1
5.599%, 9/25/31	73,397	73

Credit-Based Asset Services & Securitization
Series 2005-CB5, Class AF2
4.831%, 8/25/35 (4)	375,000	369

Credit-Based Asset Services & Securitization
Series 2006-CB3, Class AV3
5.494%, 3/25/36 (4)	1,500,000	1,503

Detroit Edison Securitization Funding
Series 2001-1, Class A5
6.42%, 3/1/15	700,000	742

GE Equipment Small Ticket
Series 2005-1A, Class A4
4.51%, 12/22/14 (3)	675,000	664

Hyundai Auto Receivables Trust
Series 2006-A, Class A4
5.26%, 11/15/12	725,000	722

Marriott Vacation Club Owner Trust
Series 2006-1A, Class A
5.737%, 4/20/28 (3)	690,086	697

MBNA Credit Card Master Note Trust
Series 2005-A3, Class A3
4.10%, 10/15/12	650,000	630
Morgan Stanley ABS Capital I
Series 2006-HE4, Class A3
5.474%, 6/25/36 (4)	520,000	521

New Century Home Equity Loan Trust
Series 2005-A, Class A6
4.954%, 8/25/35 (4)	1,561,000	1,519

New Century Home Equity Loan Trust
Series 2005-A, Class M2
5.344%, 8/25/35 (4)	395,000	386

Peco Energy Transition Trust
Series 2001-A, Class A1
6.52%, 12/31/10	925,000	970

PSE&G Transition Funding
Series 2001-1, Class A6
6.61%, 6/15/15	675,000	723

Reliant Energy Transition Bond Company
Series 2001-1, Class A4
5.63%, 9/15/15	775,000	787

Residential Asset Securities Corporation
Series 2006-KS3, Class AI3
5.494%, 4/25/36 (4)	850,000	852

Triad Automobile Receivable Trust
Series 2006-B, Class A4
5.52%, 11/12/12	1,075,000	1,089

Total Asset-Backed Securities (Cost $17,674)		17,651

NON-U.S. GOVERNMENT
MORTGAGE-BACKED SECURITIES 2.7%

Banc of America Commercial Mortgage
Series 2003-1, Class A2, CMO
4.648%, 9/11/36	700,000	675

Bank of America Mortgage Securities
Series 2003-L, Class 2A2, CMO
4.261%, 1/25/34 (4)	816,613	803

Bank of America Mortgage Securities
Series 2004-A, Class 2A2, CMO
4.118%, 2/25/34 (4)	454,018	445
Bank of America Mortgage Securities
Series 2004-D, Class 2A2, CMO
4.198%, 5/25/34 (4)	356,947	350

Bank of America Mortgage Securities
Series 2004-H, Class 2A2, CMO
4.749%, 9/25/34 (4)	265,528	262

Bank of America Mortgage Securities
Series 2004-I, Class 3A2, CMO,
4.916%, 10/25/34 (4)	293,578	289

Bank of America Mortgage Securities
Series 2005-A, Class 2A2, CMO
4.459%, 2/25/35 (4)	2,083,193	2,048

Bank of America Mortgage Securities
Series 2005-J, Class 2A1, CMO
5.10%, 11/25/35 (4)	1,057,479	1,049

Bank of America Mortgage Securities
Series 2005-J, Class 3A1, CMO
5.271%, 11/25/35 (4)	520,140	515

Bear Stearns Commercial Mortgage Securities
Series 2004-T14, Class A2, CMO
4.17%, 1/12/41	1,700,000	1,654

Bear Stearns Commercial Mortgage Securities
Series 2005-PW10, Class A1, CMO
5.085%, 12/11/40	1,386,842	1,381

Bear Stearns Commercial Mortgage Securities
Series 2005-PWR8, Class A4, CMO
4.674%, 6/11/41	700,000	660

Bear Stearns Commercial Mortgage Securities
Series 2005-PWR9, Class AAB, CMO
4.804%, 9/15/42	850,000	822

Bear Stearns Commercial Mortgage Securities
Series 2005-T18, Class A1, CMO
4.274%, 2/13/42	552,746	541

Bear Stearns Commercial Mortgage Securities
Series 2006-PW12, Class A4, CMO
5.711%, 9/11/38	1,600,000	1,635

Citigroup Commercial Mortgage Trust
Series 2004-C2, Class A1, CMO
3.787%, 10/15/41	360,154	351
Citigroup Mortgage Loan Trust
Series 2006-AR1, Class 2A1
4.70%, 8/27/35 (4)	1,471,309	1,444

Citigroup Mortgage Loan Trust
Series 2006-AR2, Class 1AB
5.591%, 3/25/36	572,232	575

Citigroup/Deutsche Bank Commercial Mortgage
Series 2005-C1, Class AJ, CMO
5.399%, 7/15/44 (4)	825,000	813

Commercial Mortgage PTC
Series 2005-LP5, Class A1, CMO
4.235%, 5/10/43	503,993	495

DLJ Commercial Mortgage
Series 1999-CG2, Class A1B, CMO
7.30%, 6/10/32	200,000	209

GE Capital Commercial Mortgage
Series 2001-1, Class A2, CMO
6.531%, 5/15/33	815,000	852

GE Capital Commercial Mortgage
Series 2005-C4, Class A1, CMO
5.082%, 11/10/45	868,601	865

GMAC Commercial Mortgage Securities
Series 2001-C2, Class A2, CMO
6.70%, 4/15/34	1,125,000	1,184

Greenwich Capital Commercial Funding
Series 2004-GG1A, Class A2, CMO
3.835%, 6/10/36	188,494	186

Greenwich Capital Commercial Funding
Series 2005-GG3, Class AAB, CMO
4.619%, 8/10/42 (4)	275,000	264

GSR Mortgage Loan Trust
Series 2005-AR6, Class 3A1
4.561%, 9/25/35 (4)	1,154,474	1,132

JPMorgan Chase Commercial Mortgage Securities
Series 2001-CIB2, Class A2, CMO
6.244%, 4/15/35	1,658,417	1,688

JPMorgan Chase Commercial Mortgage Securities
Series 2001-CIBC, Class A3, CMO
6.26%, 3/15/33	885,000	912
JPMorgan Chase Commercial Mortgage Securities
Series 2005-LDP4, Class ASB, CMO
4.824%, 10/15/42 (4)	1,350,000	1,308

JPMorgan Chase Commercial Mortgage Securities
Series 2006-CB14, Class A4, CMO
5.481%, 12/12/44	1,900,000	1,899

LB-UBS Commercial Mortgage Trust
Series 2003-C8, Class A1, CMO
3.636%, 11/15/27	1,348,571	1,310

LB-UBS Commercial Mortgage Trust
Series 2004-C2, Class A2, CMO
3.246%, 3/15/29	1,000,000	953

LB-UBS Commercial Mortgage Trust
Series 2004-C4, Class A2, CMO
4.567%, 5/15/29 (4)	950,000	933

LB-UBS Commercial Mortgage Trust
Series 2005-C1, Class A4, CMO
4.742%, 2/15/30	650,000	622

LB-UBS Commercial Mortgage Trust
Series 2006-C1, Class A4, CMO
5.156%, 2/15/31	1,475,000	1,441

Washington Mutual Mortgage Securities
Series 2004-AR1, Class A, CMO
4.229%, 3/25/34 (4)	269,543	264

Washington Mutual Mortgage Securities
Series 2005-AR3, Class A2, CMO
4.643%, 3/25/35 (4)	455,234	445

Wells Fargo Mortgage-Backed Securities Trust
Series 2003-O, Class 5A1, CMO
4.802%, 1/25/34 (4)	811,713	791

Wells Fargo Mortgage Backed Securities Trust
Series 2005-AR2, Class 2A2, CMO
4.548%, 3/25/35 (4)	457,033	450

Total Non-U.S. Government Mortgage-Backed Securities (Cost $35,076)		34,515
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 8.9%
U.S. Government Agency Obligations (6) 8.3%
Federal Home Loan Mortgage
4.50%, 5/1/19 - 6/1/34	1,973,464	1,880
5.00%, 12/1/08 - 11/1/35	6,165,525	5,942
5.50%, 3/1/18 - 12/1/33	2,997,084	2,993
6.00%, 8/1/21 - 3/1/33	4,546,582	4,582
6.50%, 10/1/08 - 7/1/35	3,010,367	3,065
7.00%, 10/1/08 - 6/1/32	180,916	186
Federal Home Loan Mortgage, ARM
4.532%, 9/1/32	109,192	108
4.562%, 9/1/35	699,249	676
4.715%, 8/1/35	616,024	598
4.787%, 7/1/35	216,517	216
5.061%, 11/1/35	439,566	433
5.079%, 3/1/36	776,486	763
5.428%, 1/1/36	228,718	226
Federal Home Loan Mortgage, CMO
4.50%, 3/15/16	1,950,000	1,898
5.00%, 11/15/27	1,500,000	1,473
5.50%, 8/15/16 - 4/15/28	3,084,868	3,077
6.00%, 9/15/16 - 6/15/35	2,221,530	2,265
6.50%, 8/15/30	1,592,944	1,637
Federal Home Loan Mortgage, CMO, IO
4.50%, 6/15/11-4/15/18	1,359,575	113
Federal National Mortgage Assn.
4.50%, 5/1/18 - 10/1/35	11,736,840	11,132
5.00%, 10/1/18 - 10/1/35	9,535,579	9,196
5.50%, 1/1/17 - 5/1/36	21,038,080	20,775
6.00%, 3/1/33 - 11/1/34	12,816,189	12,880
6.50%, 12/1/08 - 9/1/36	4,193,794	4,272
7.00%, 2/1/30 - 4/1/32	107,689	111
8.00%, 5/1/07 - 6/1/10	3,300	3
8.50%, 11/1/21	523	1
Federal National Mortgage Assn., ARM
4.662%, 9/1/35	799,914	777
4.79%, 11/1/35	690,766	692
4.822%, 6/1/35	435,696	432
5.069%, 8/1/36	1,477,860	1,459
5.114%, 10/1/35	486,823	481
5.323%, 12/1/35	379,073	374
5.365%, 12/1/35	465,250	464
5.522%, 12/1/35	690,713	689
5.678%, 1/1/36	1,838,850	1,833
5.698%, 12/1/35	228,151	227
6.001%, 8/1/36	1,123,870	1,134
Federal National Mortgage Assn., CMO
3.50%, 4/25/13	552,822	541
5.00%, 3/25/15	1,175,000	1,166
5.50%, 5/25/27	1,120,677	1,119
7.25%, 5/25/20	216,032	221
Federal National Mortgage Assn., CMO, IO
5.50%, 11/25/28	136,551	10
6.50%, 2/1/32	117,012	27
Federal National Mortgage Assn., TBA
5.00%, 1/1/33	1,040,000	996
6.00%, 1/1/33	1,433,000	1,435
6.50%, 1/1/34	2,075,000	2,107
		106,685
U.S. Government Obligations 0.6%
Government National Mortgage Assn.
4.50%, 2/20/35 - 11/20/35	1,556,104	1,464
5.00%, 7/15/33 - 9/15/33	4,518,168	4,393
5.50%, 10/20/32 - 2/20/35	1,157,683	1,145
6.00%, 5/15/17 - 1/20/35	806,143	813
6.50%, 1/15/26 - 2/15/29	140,519	145
7.00%, 3/15/13 - 9/20/27	215,677	221
7.50%, 2/15/16 - 1/15/30	107,499	111
8.00%, 9/15/22 - 10/20/25	38,170	41
Total U.S. Government Obligations		8,333

Total U.S. Government & Agency Mortgage-Backed Securities (Cost $116,444)		115,018
U.S. GOVERNMENT AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED) 7.3%
U.S. Government Agency Obligations (6) 1.8%
Federal Home Loan Bank, 5.60%, 6/28/11	1,975,000	2,013
Federal Home Loan Mortgage, 4.125%, 10/18/10 (1)	1,470,000	1,421
Federal Home Loan Mortgage, 4.625%, 2/15/07 (EUR)	1,210,000	1,556
Federal Home Loan Mortgage, 4.625%, 2/21/08 (1)	325,000	323
Federal Home Loan Mortgage, 5.00%, 7/15/14	3,000,000	2,987
Federal Home Loan Mortgage, 5.125%, 2/27/09	810,000	808
Federal Home Loan Mortgage, 5.125%, 7/15/12	215,000	216
Federal Home Loan Mortgage, 5.75%, 5/23/11	905,000	909
Federal National Mortgage Assn., 3.25%, 8/15/08 (1)	330,000	319
Federal National Mortgage Assn., 3.375%, 12/15/08 (1)	3,065,000	2,961
Federal National Mortgage Assn., 4.375%, 9/15/12 (1)	860,000	830
Federal National Mortgage Assn., 6.00%, 5/15/11 (1)	6,455,000	6,720
Federal National Mortgage Assn., 7.125%, 6/15/10 (1)	340,000	364
Federal National Mortgage Assn., 7.125%, 1/15/30 (1)	1,270,000	1,581
Resolution Funding, 8.125%, 10/15/19	210,000	268
		23,276
U.S. Treasury Obligations 5.5%
U.S. Treasury Bonds, 4.50%, 2/15/36 (1)	200,000	188
U.S. Treasury Bonds, 5.375%, 2/15/31 (1)	175,000	186
U.S. Treasury Bonds, 5.50%, 8/15/28 (1)	510,000	548
U.S. Treasury Bonds, 6.00%, 2/15/26 (1)	1,165,000	1,315
U.S. Treasury Bonds, 6.125%, 8/15/29	165,000	192
U.S. Treasury Bonds, 6.25%, 5/15/30 (1)	1,750,000	2,071
U.S. Treasury Bonds, 6.375%, 8/15/27 (1)	1,180,000	1,397
U.S. Treasury Bonds, 6.50%, 11/15/26 (1)	1,320,000	1,578
U.S. Treasury Bonds, 7.50%, 11/15/16 (1)	2,160,000	2,627
U.S. Treasury Bonds, 8.50%, 2/15/20 (1)	2,615,000	3,530
U.S. Treasury Inflation-Indexed Notes, 2.00%, 7/15/14 (1)	1,549,930	1,521
U.S. Treasury Notes, 3.375%, 11/15/08 (1)	2,910,000	2,826
U.S. Treasury Notes, 3.50%, 2/15/10 (1)	2,505,000	2,409
U.S. Treasury Notes, 3.875%, 9/15/10 (1)	2,530,000	2,454
U.S. Treasury Notes, 4.00%, 6/15/09 (1)	6,205,000	6,092
U.S. Treasury Notes, 4.25%, 11/15/13 (1)	3,615,000	3,509
U.S. Treasury Notes, 4.25%, 11/15/14 (1)	7,320,000	7,079
U.S. Treasury Notes, 4.75%, 5/15/14 (1)	1,045,000	1,046
U.S. Treasury Notes, 4.875%, 8/31/08 (7)	9,500,000	9,515
U.S. Treasury Notes, 4.875%, 2/15/12 (1)	8,005,000	8,076
U.S. Treasury Notes, 5.00%, 8/15/11 (1)	6,990,000	7,097
U.S. Treasury Notes, 5.125%, 5/15/16 (1)	5,625,000	5,782
		71,038

Total U.S. Government Agency Obligations (Excluding Mortgage-Backed)
(Cost $93,501)		94,314
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 1.2%
Asian Development Bank, 6.25%, 6/15/11 (AUD)	2,145,000	1,648
Bundesobligation, 3.25%, 4/9/10 (EUR)	4,085,000	5,172
Bundesobligation, 5.00%, 1/4/12 (EUR)	855,000	1,166
European Investment Bank, 5.75%, 9/15/09 (AUD)	1,875,000	1,417
Government of Canada, 5.25%, 6/1/12 (CAD)	4,975,000	4,776
Inter-American Development Bank, 5.75%, 6/15/11 (AUD)	410,000	309
Republic of Italy, 5.875%, 8/14/08 (AUD)	325,000	246
Republic of South Africa, 6.50%, 6/2/14 (1)	780,000	815
United Mexican States, 6.375%, 1/16/13	390,000	406
Total Foreign Government Obligations & Municipalities (Cost $14,829)		15,955
MUNICIPAL SECURITIES 0.1%
California, GO, 5.25%, 4/1/34	205,000	217
California Public Works Board, 5.00%, 1/1/21	450,000	477
Kansas Dev. Fin. Auth., Public Employee Retirement
5.501%, 5/1/34 (8)	240,000	239
New York City Housing Dev. Corp., 6.42%, 11/1/27	320,000	330
Oregon, Taxable Pension, 5.892%, 6/1/27	130,000	134
Total Municipal Securities (Cost $1,358)		1,397
DOMESTIC BOND MUTUAL FUNDS 3.4%
T. Rowe Price Institutional High Yield Fund 7.74% (9)(10)	4,458,942	44,723
Total Bond Mutual Funds (Cost $46,315)		44,723

SHORT-TERM INVESTMENTS 5.0%
Money Market Funds 5.0%
T. Rowe Price Reserve Investment Fund, 5.37% (10)(11)	64,422,584	64,423
Total Short-Term Investments (Cost $64,423)		64,423
SECURITIES LENDING COLLATERAL 12.0%
Money Market Pooled Account 1.7%
Investment in money market pooled account managed by JP
Morgan Chase Bank, London, 5.037% (11)	22,008,000	22,008
		22,008
Money Market Trust 10.3%
State Street Bank and Trust Company of New Hampshire N.A.,
Securities Lending Quality Trust units, 5.247% (11)	133,513,801	133,514
		133,514
Total Securities Lending Collateral (Cost $155,522)		155,522
Total Investments in Securities
112.5% of Net Assets (Cost $1,229,918)		$1,454,879

†	Denominated in U.S. dollars unless otherwise noted
(1)	All or a portion of this security is on loan at August 31, 2006 - see Note 2
(2)	Non-income producing
(3)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period end amounts to
$9,839 and represents 0.8% of net assets.
(4)	Variable Rate; rate shown is effective rate at period-end
(5)	Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
(6)	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government.
(7)	All or a portion of this security is pledged to cover margin requirements on futures contracts at August 31, 2006.
(8)	Insured by Financial Security Assurance Inc.
(9)	SEC Yield
(10)	Affiliated company - see Note 4
(11)	Seven-day yield
ADR	American Depository Receipts
ARM	Adjustable Rate Mortgage
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CMO	Collateralized Mortgage Obligation
EUR	Euro
GBP	British Pound
GDR	Global Depository Receipts
GDS	Global Depository Shares
GO	General Obligation
HKD	Hong Kong Dollar
IO	Interest Only security for which the fund receives interest on notional principal(par)
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PTC	Pass-Through Certificate
REIT	Real Estate Investment Trust
SEK	Swedish Krona
SGD	Singapore Dollar
TBA	To Be Announced purchase commitment; TBAs totaled $4,538 (0.4% of net assets)
at period end; see Note 2.
TWD	Taiwan Dollar

Open Futures Contracts at August 31, 2006 were as follows:
($ 000s)

		Contract	Unrealized
	Expiration	Value	Gain (Loss)
Long, 45 U.S. Treasury five year contracts,
$7 par of 4.875% U.S. Treasury Notes
pledged as initial margin	12/06	$4,730	$14
Short, 17 U.S. Treasury thirty year contracts
$3 par of 4.875% U.S. Treasury Notes
pledged as initial margin	12/06	(1,888)	(10)
Net payments (receipts) of variation
margin to date			(3)
Variation margin receivable (payable)
on open futures contracts			$1

The accompanying notes are an integral part of this Portfolio of Investments

T. Rowe Price Personal Strategy Balanced Fund
August 31, 2006	Unaudited
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Personal Strategy Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Personal Strategy Balanced Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund pursues this objective by investing in a diversified portfolio typically consisting of about 60% stocks, 30% bonds, and 10% money market securities.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Debt securities are generally traded in the OTC market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Futures Contracts

The fund may invest in futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and/or interest rates.

TBA Purchase Commitments

The fund may enter into to be announced (TBA) purchase commitments, pursuant to which it agrees to purchase mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for that security. With TBA transactions, the particular securities to be delivered are not identified at trade date; however, delivered securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted "good delivery" standards. The fund generally enters into TBAs with the intention of taking possession of the underlying mortgage securities. Until settlement, the fund maintains cash reserves and liquid assets sufficient to settle its TBAs.

Dollar Rolls

The fund may enter into dollar roll transactions, pursuant to which it sells a mortgage-backed TBA or security and simultaneously purchases a similar, but not identical, TBA with the same issuer, rate, and terms. The fund may execute a "roll" to obtain better underlying mortgage securities or to enhance returns. The fund generally enters into dollar roll transactions with the intention of taking possession of the underlying mortgage securities, but may close a contract prior to settlement or "roll" settlement to a later date if deemed in the best interest of shareholders. Actual mortgages received by the fund may be less favorable than those anticipated.

Securities Lending

The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in money market pooled accounts managed by the fund's lending agents in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At August 31, 2006, the value of loaned securities was $153,573,000; aggregate collateral consisted of $155,522,000 in money market pooled accounts and U.S. government securities valued at $370,000.

NOTE 3 - FEDERAL INCOME TAXES

At August 31, 2006, the cost of investments for federal income tax purposes was $1,229,918,000. Net unrealized gain aggregated $224,971,000 at period-end, of which $247,441,000 related to appreciated investments and $22,470,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the three months ended August 31, 2006, dividend income from the T. Rowe Price Reserve Funds totaled $774,000, and the value of shares of the T. Rowe Price Reserve Funds held at August 31, 2006, and May 31, 2006, was $64,423,000 and $61,978,000, respectively.

The fund may invest in the T. Rowe Price Institutional High Yield Fund, Inc. (High Yield Fund) as a means of gaining efficient and cost-effective exposure to the high-yield bond markets. The High Yield Fund is an open-end management investment company managed by Price Associates, and an affiliate of the fund. The High Yield Fund pays an annual all-inclusive management and administrative fee to Price Associates equal to 0.50% of average daily net assets. To ensure that Personal Strategy Balanced Fund does not incur duplicate fees for its assets invested in the High Yield Fund, Price Associates has agreed to reduce its management fee to the fund. During the three months ended August 31, 2006, purchases and sales of the High Yield Fund were $2,834,000 and $0, respectively. Investment income during the period was $857,000. At August 31, 2006, and May 31, 2006, the value of shares of High Yield Fund held were $44,723,000 and $42,124,000, respectively.

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
Unaudited		August 31, 2006
Portfolio of Investments †
	Shares/$Par	Value
(Cost and value in $000s)

COMMON STOCKS 84.1%

CONSUMER DISCRETIONARY 9.0%

Auto Components 0.3%
Autoliv GDR (SEK)	19,900	1,118
GKN (GBP)	56,060	325
Koito Manufacturing (JPY) (1)	33,000	431
Strattec Security (2)	1,400	56
Toyoda Gosei (JPY)	15,900	338
TRW (2)	5,200	128
		2,396
Automobiles 0.4%
Bayerische Motoren Werke (EUR)	18,969	981
Honda (JPY)	24,100	816
Piaggio (EUR) (2)	89,900	308
Toyota Motor (JPY)	29,500	1,595
Winnebago (1)	700	21
		3,721
Distributors 0.0%
Keystone Automotive (2)	3,700	127
Pacific Brands (AUD) (1)	126,091	233
		360
Diversified Consumer Services 0.1%
Corinthian Colleges (1)(2)	17,600	213
Matthews International, Class A	10,700	381
		594
Hotels, Restaurants & Leisure 1.5%
Applebee's	8,162	169
BJ's Restaurants (1)(2)	5,000	92
CEC Entertainment (2)	2,800	89
Harrah's Entertainment	20,500	1,279
International Game Technology	92,400	3,574
Marriott, Class A	61,000	2,297
Mitchells & Butlers (GBP)	39,700	423
Panera Bread, Class A (1)(2)	4,200	218
PF Chang's China Bistro (1)(2)	3,100	109
Red Robin Gourmet Burgers (1)(2)	6,300	266
Ruby Tuesday (1)	3,400	88
Sonic (2)	15,093	331
Starwood Hotels & Resorts Worldwide	39,700	2,115
Texas Roadhouse, Class A (1)(2)	1,600	19
The Cheesecake Factory (2)	9,650	240
Wynn Resorts (1)(2)	46,900	3,631
		14,940
Household Durables 1.3%
Alpine Electronics (JPY)	11,100	153
Fortune Brands	12,300	893
Garmin (1)	52,800	2,469
Goldcrest Company (JPY) (1)	6,250	344
Harman International	33,000	2,677
Jarden (1)(2)	6,500	191
Newell Rubbermaid	185,400	5,004
Persimmon (GBP) (1)	14,717	348
Sony (JPY) (1)	21,100	910
		12,989
Internet & Catalog Retail 0.2%
Amazon.com (1)(2)	71,500	2,205
priceline.com (2)	3,600	120
		2,325
Leisure Equipment & Products 0.1%
Brunswick	6,200	178
MarineMax (1)(2)	5,100	116
Nikon (JPY) (1)	21,000	379
Polaris Industries (1)	600	23
Pool (1)	5,975	227
		923
Media 2.0%
Aegis Group (GBP)	227,448	553
Comcast, Class A (2)	139,957	4,898
Disney	101,800	3,018
Emmis Communications (2)	5,200	64
Entercom Communications	3,800	97
Grupo Televisa ADR	49,800	948
Informa (GBP)	37,887	316
McGraw-Hill	5,700	319
New York Times, Class A (1)	115,200	2,594
Publicis (EUR)	18,807	741
Scholastic (2)	9,300	280
Scripps, Class A	4,000	182
Television Broadcasts (HKD)	27,000	153
Time Warner	94,900	1,577
Viacom, Class B (2)	56,344	2,045
Vivendi (EUR) (1)	36,419	1,251
WPP Group (GBP)	24,454	298
WPP Group ADR	2,400	146
Young Broadcasting (2)	3,500	10
		19,490
Multiline Retail 1.5%
Big Lots (1)(2)	6,100	112
Kohl's (2)	101,400	6,338
Lotte Shopping GDR (2)(3)	16,800	284
Marui (JPY) (1)	11,100	165
Nordstrom	91,000	3,399
Target	78,600	3,803
		14,101
Specialty Retail 1.5%
AC Moore Arts & Crafts (1)(2)	2,800	50
AnnTaylor Stores (2)	13,950	555
Aoyama Trading (JPY) (1)	4,700	152
Best Buy	22,500	1,058
Borders Group	12,700	243
Christopher & Banks	7,375	180
Cost Plus (1)(2)	5,900	60
DSG International (GBP)	124,630	486
Esprit Holdings (HKD)	38,500	320
Hibbett Sporting Goods (2)	6,800	167
Home Depot	205,850	7,059
Hot Topic (1)(2)	13,000	128
J Crew Group (2)	1,300	33
Monro Muffler Brake	6,000	193
Pantry (1)(2)	4,300	202
Petco (2)	10,800	304
RadioShack (1)	192,800	3,482
Select Comfort (1)(2)	2,850	57
The Finish Line, Class A	3,800	42
Zumiez (1)(2)	5,800	129
		14,900
Textiles, Apparel, & Luxury Goods 0.1%
Adidas (EUR)	11,997	571
Culp (2)	500	3
Under Armour (1)(2)	1,900	65
Warnaco Group (2)	6,000	121
		760

Total Consumer Discretionary		87,499
CONSUMER STAPLES 6.1%

Beverages 1.5%
Cia Cervecerias Unidas ADR	11,300	281
Coca-Cola	141,000	6,318
Diageo (GBP)	44,463	791
Kirin Brewery (JPY)	57,000	789
Lion Nathan (NZD)	38,427	236
PepsiCo	67,900	4,433
Pernod-Ricard (EUR)	6,189	1,348
		14,196
Food & Staples Retailing 2.0%
Alliance Boots (GBP)	27,702	406
Casey's General Stores	13,000	307
CVS	283,700	9,518
Kesko (EUR)	25,400	1,074
Performance Food Group (1)(2)	900	22
Seven & I (JPY)	8,712	307
Sysco	42,300	1,328
Tesco (GBP)	119,712	859
Wal-Mart	122,800	5,492
Wal-Mart de Mexico, Series V (MXN)	104,300	355
Wild Oats Markets (1)(2)	7,200	118
		19,786
Food Products 0.8%
Ajinomoto (JPY) (1)	21,000	227
Associated British Foods (GBP)	29,506	465
General Mills	92,520	5,017
Goodman Fielder (AUD) (2)	111,800	181
Koninklijke Wessanen (EUR) (1)	19,613	272
Nestle (CHF)	4,033	1,384
RHM (GBP)	72,860	386
Seneca Foods, Class A (2)	2,200	54
Seneca Foods, Class B (2)	700	17
Unilever (GBP)	12,710	304
		8,307
Household Products 1.0%
Colgate-Palmolive	73,600	4,406
Procter & Gamble	93,525	5,789
		10,195
Personal Products 0.1%
Chattem (2)	1,400	49
L'Oreal (EUR)	4,309	450
		499
Tobacco 0.7%
Altria Group	79,350	6,628
		6,628

Total Consumer Staples		59,611
ENERGY 6.5%

Energy Equipment & Services 2.5%
Baker Hughes	109,300	7,780
FMC Technologies (2)	11,600	682
Grant Prideco (2)	4,400	183
Hanover Compressor (1)(2)	12,500	235
Hydril (2)	2,900	190
Input/Output (1)(2)	8,600	86
Key Energy Services (2)	2,600	39
Saipem (EUR)	36,652	820
Schlumberger	123,700	7,583
Seacor Holdings (2)	6,600	574
Smith International	131,200	5,507
Superior Well Services (1)(2)	200	4
Technip (EUR)	7,070	407
Union Drilling (2)	3,200	46
W-H Energy Services (2)	3,800	192
		24,328
Oil, Gas & Consumable Fuels 4.0%
Bill Barrett (1)(2)	9,600	278
BP (GBP)	56,689	644
BP ADR	76,794	5,226
Chevron	82,780	5,331
China Shenhua Energy (HKD) (1)	230,500	408
CONSOL Energy	33,800	1,233
Eni S.p.A. (EUR) (1)	56,950	1,741
EOG Resources	3,900	253
ExxonMobil	136,442	9,233
Forest Oil (2)	11,300	383
Foundation Coal Holdings	7,400	266
Geomet (2)	1,500	16
Marathon Oil	40,800	3,407
Mariner Energy (2)	10,392	196
Murphy Oil	35,600	1,741
Nippon Mining (JPY)	35,000	255
Nippon Oil (JPY) (1)	27,000	204
Noble Energy	300	15
Oil Search (AUD)	104,479	275
Petroleo Brasileiro (Petrobras) ADR	10,700	863
Royal Dutch Shell (GBP)	41,579	1,487
Royal Dutch Shell ADR, Class B	9,185	657
Statoil ASA (NOK)	22,249	600
Total (EUR)	24,094	1,624
Total ADR	29,800	2,009
		38,345

Total Energy		62,673
FINANCIALS 18.1%

Capital Markets 5.8%
Affiliated Managers Group (1)(2)	4,100	379
Ameriprise Financial	92,040	4,209
Charles Schwab	188,750	3,079
Close Brothers Group (GBP)	16,846	293
E*TRADE Financial (2)	134,600	3,175
Franklin Resources	51,300	5,048
Goldman Sachs	29,600	4,400
Investors Financial Services (1)	5,100	237
Legg Mason	39,950	3,646
Macquarie Bank (AUD) (1)	11,856	586
Marketaxess (1)(2)	6,700	63
Mellon Financial	118,000	4,393
Merrill Lynch	56,400	4,147
Morgan Stanley	41,900	2,757
Northern Trust	51,700	2,895
Penson Worldwide (2)	5,400	104
Piper Jaffray (1)(2)	6,200	363
State Street	114,200	7,058
TD Ameritrade Holding	139,200	2,439
UBS (CHF)	114,818	6,482
		55,753
Commercial Banks 3.5%
Allied Irish Banks (EUR)	20,847	544
Australia & New Zealand Banking (AUD) (1)	49,597	1,031
Banca Intesa (EUR)	96,121	643
Banco Santander Central Hispano (EUR)	106,559	1,651
Bank of Ireland (EUR)	24,843	470
Barclays (GBP)	119,281	1,492
BNP Paribas (EUR)	11,162	1,184
Boston Private Financial (1)	5,200	130
Cascade Bancorp (1)	5,900	210
Chittenden	14,525	419
Citizens Banking (1)	12,200	307
DBS Group (SGD)	78,304	896
Fifth Third Bancorp	80,000	3,147
Frontier Financial (1)	3,500	143
Glacier Bancorp (1)	8,642	281
Grupo Financiero Banorte (MXN)	324,332	949
HBOS (GBP)	34,685	662
KBC (EUR)	5,786	622
Mitsubishi UFJ Financial (JPY)	94	1,277
National Bank of Greece (EUR)	9,754	404
NORDEA (SEK)	113,507	1,426
Pinnacle Financial Partners (1)(2)	4,400	155
Placer Sierra Bancshares	6,000	143
Preferred Bank	1,500	84
Prosperity Bancshares (1)	8,500	300
Provident Bankshares (1)	7,300	274
Resona Holdings (JPY) (1)	184	578
Royal Bank of Scotland (GBP)	78,137	2,649
Sandy Spring Bancorp (1)	4,900	179
Signature Bank (2)	4,300	141
Societe Generale (EUR)	3,899	628
Sumitomo Trust & Banking (JPY)	187,000	1,986
Svenska Handelsbanken, Class A (SEK)	33,969	886
Swedbank (SEK)	14,900	429
Texas Capital Bancshares (1)(2)	6,000	119
The Bank of Yokohama (JPY)	86,000	677
U.S. Bancorp	64,100	2,056
UniCredito Italiano (EUR)	153,169	1,219
Valley National Bancorp (1)	12,246	314
Wells Fargo	92,800	3,225
WestAmerica (1)	8,500	407
		34,337
Consumer Finance 1.3%
American Express	156,500	8,222
Public Financial Holdings (HKD)	574,000	444
SLM Corporation	91,100	4,421
		13,087
Diversified Financial Services 1.9%
Babcock & Brown (AUD) (1)	43,513	668
Bank of America	64,000	3,294
Chicago Mercantile Exchange Holdings	2,100	924
Citigroup	144,503	7,131
Fortis (EUR) (1)	17,627	685
ING Groep GDS (EUR)	20,980	906
J.P. Morgan Chase	106,924	4,882
Ricoh Leasing (JPY) (1)	7,700	207
		18,697
Insurance 4.4%
Aegon (EUR)	37,538	669
AFLAC	7,100	320
American International Group	192,562	12,289
Aspen Insurance Holdings	9,000	223
Assured Guaranty	14,100	377
Aviva (GBP)	43,265	607
AXA (EUR) (1)	39,440	1,463
Bristol West Holdings (1)	8,500	125
CNP Assurances (EUR)	8,304	857
Darwin Professional Underwriters (2)	500	10
Friends Provident (GBP)	213,921	757
Genworth Financial, Class A	90,000	3,099
Hartford Financial Services	33,200	2,851
Horace Mann Educators	6,600	121
Infinity Property & Casualty (1)	7,600	289
Insurance Australia (AUD) (1)	125,771	515
Markel (2)	800	291
Marsh & McLennan	308,800	8,078
Milano Assicurazioni (EUR)	60,233	437
Mitsui Sumitomo Insurance (JPY)	55,000	669
National Financial Partners	2,700	100
Ohio Casualty	17,900	465
PartnerRe	3,800	244
Prudential Financial	30,900	2,268
QBE Insurance (AUD) (1)	33,279	606
Selective Insurance (1)	3,100	161
St. Paul Travelers Companies	81,900	3,595
Swiss Life Holding (CHF)	3,319	801
		42,287
Real Estate Investment Trusts (REITs) 0.8%
DiamondRock Hospitality, REIT	6,900	116
EastGroup Properties, REIT (1)	6,800	347
Equity Lifestyle Properties, REIT	2,600	116
Essex Property Trust, REIT	800	100
Federal Realty Investment Trust, REIT	17,700	1,311
Glenborough Realty Trust, REIT	5,600	144
GPT Group, Equity Units (AUD) (1)	140,540	490
LaSalle Hotel Properties, REIT	3,700	163
Mirvac Group (AUD) (1)	71,080	248
Parkway Properties, REIT (1)	3,200	157
PS Business Parks, REIT	4,100	251
Reckson Associates Realty, REIT	1,592	68
Simon Property Group, REIT	41,440	3,514
Washington SBI, REIT (1)	6,800	276
		7,301
Real Estate Management & Development 0.1%
China Overseas Land & Investment (HKD) (1)	970,000	671
China Overseas Land & Investment, Warrants, 7/18/07 (HKD) (2)	121,250	18
Wheelock (HKD)	97,000	160
		849
Thrifts & Mortgage Finance 0.3%
Bradford Bingley (GBP)	72,500	625
Countrywide Credit	33,000	1,115
First Niagara Financial	17,700	265
Harbor Florida Bancshares (1)	11,200	496
Hypo Real Estate Holding (EUR)	7,590	470
NewAlliance Bancshares (1)	21,200	309
		3,280

Total Financials		175,591
HEALTH CARE 12.5%

Biotechnology 2.0%
Actelion (CHF) (1)(2)	2,333	312
Alexion Pharmaceutical (1)(2)	2,700	101
Alkermes (1)(2)	6,300	103
Altus Pharmaceuticals (1)(2)	1,200	17
Amgen (2)	86,800	5,896
Amylin Pharmaceuticals (1)(2)	3,200	145
Celgene (2)	32,100	1,306
Cephalon (1)(2)	2,305	132
CSL Limited (AUD)	8,386	325
Cubist Pharmaceuticals (2)	7,300	171
CV Therapeutics (1)(2)	900	10
Cytokinetics (2)	2,300	16
deCode genetics (1)(2)	5,000	28
Genentech (2)	53,200	4,390
Genzyme (2)	10,700	709
Gilead Sciences (2)	72,300	4,584
Incyte Genomics (1)(2)	9,400	48
InterMune (1)(2)	9,900	171
Martek Biosciences (1)(2)	5,200	156
Memory Pharmaceuticals (2)	2,800	3
Myogen (1)(2)	4,100	143
Myriad Genetics (1)(2)	6,800	172
Neurocrine Biosciences (1)(2)	3,400	39
NPS Pharmaceuticals (1)(2)	1,300	6
ONYX Pharmaceuticals (1)(2)	2,800	42
Rigel Pharmaceuticals (1)(2)	4,400	44
Senomyx (1)(2)	4,500	70
Tercica (1)(2)	3,600	24
Theravance (2)	2,000	53
Trimeris (1)(2)	3,800	36
Vertex Pharmaceuticals (2)	10,716	369
		19,621
Health Care Equipment & Supplies 2.1%
Alcon	5,800	683
Analogic	3,300	187
Baxter International	110,500	4,904
Boston Scientific (2)	125,000	2,180
DJO (2)	5,300	204
Edwards Lifesciences (2)	4,500	210
Elekta, Class B (SEK) (1)	28,859	510
Greatbatch (1)(2)	5,100	125
Integra LifeSciences (1)(2)	9,300	358
Medtronic	86,900	4,076
Northstar Neuroscience (2)	2,300	27
NuVasive (1)(2)	4,800	99
NxStage Medical (1)(2)	5,300	51
ResMed (2)	14,800	602
St. Jude Medical (2)	65,500	2,385
Stereotaxis (1)(2)	1,900	21
Steris	7,300	174
Stryker	58,400	2,805
Thoratec (1)(2)	9,800	144
Wright Medical Group (1)(2)	8,500	194
		19,939
Health Care Providers & Services 3.9%
Aetna	51,300	1,912
AMERIGROUP (2)	6,500	205
AmerisourceBergen	85,200	3,762
Cardinal Health	21,800	1,470
Caremark RX	101,500	5,881
Celesio (EUR)	10,546	534
Centene (1)(2)	9,000	139
DaVita (2)	7,000	409
Healthspring (2)	3,400	68
Henry Schein (2)	9,200	459
Humana (2)	47,700	2,906
LifePoint Hospitals (2)	9,500	323
Medco (2)	28,800	1,825
Odyssey Healthcare (1)(2)	1,900	30
Quest Diagnostics	37,700	2,423
Sunrise Senior Living (2)	20,300	599
Symbion (1)(2)	7,000	162
United Surgical Partners International (1)(2)	12,050	340
UnitedHealth Group	181,300	9,419
Visicu (1)(2)	300	4
VistaCare, Class A (1)(2)	3,600	48
WellPoint (2)	58,600	4,536
		37,454
Life Sciences Tools & Services 0.0%
Exelixis (1)(2)	6,900	67
Nektar Therapeutics (1)(2)	1,300	23
		90
Pharmaceuticals 4.5%
Alexza Pharmaceuticals (2)	1,700	12
Allergan	14,200	1,627
Astellas Pharma (JPY)	7,600	307
Atherogenics (1)(2)	6,900	97
Eisai (JPY) (1)	10,000	474
GlaxoSmithKline (GBP)	46,771	1,324
GlaxoSmithKline ADR (1)	28,500	1,618
Inspire Pharmaceuticals (1)(2)	8,900	46
Johnson & Johnson	41,500	2,683
Kobayashi Pharmaceutical (JPY) (1)	7,500	294
Medicines Company (1)(2)	4,400	99
Medicis Pharmaceutical, Class A (1)	8,900	261
Merck	229,500	9,306
Novartis (CHF)	67,641	3,852
Noven Pharmaceuticals (1)(2)	7,200	180
Pfizer	99,732	2,749
Roche Holding (CHF)	14,189	2,610
Sanofi-Aventis (EUR) (1)	21,716	1,946
Schering-Plough	147,200	3,084
Sepracor (1)(2)	48,300	2,271
Takeda Chemical Industries (JPY) (1)	10,300	679
Wyeth	171,960	8,374
Xenoport (2)	100	2
		43,895

Total Health Care		120,999
INDUSTRIALS & BUSINESS SERVICES 9.4%

Aerospace & Defense 1.3%
Argon (1)(2)	3,100	80
Armor Holdings (2)	8,200	434
General Dynamics	47,300	3,195
Honeywell International	45,300	1,754
Lockheed Martin	34,700	2,866
Moog, Class A (2)	7,400	242
Qinetiq (GBP)	78,700	249
Rockwell Collins	22,600	1,185
Rolls-Royce (GBP) (2)	59,554	494
Teledyne Technologies (2)	10,100	387
United Technologies	20,700	1,298
		12,184
Air Freight & Logistics 0.1%
EGL (2)	8,800	269
Pacer International	2,300	63
UTi Worldwide	8,100	187
		519
Airlines 0.1%
All Nippon Airways (JPY) (1)	98,000	382
British Airways (GBP) (2)	44,532	348
Frontier Airlines Holdings (1)(2)	5,200	36
Midwest Air Group (1)(2)	3,000	20
Qantas Airways (AUD)	62,454	164
		950
Building Products 0.0%
Nichias (JPY)	38,000	280
Trex (1)(2)	2,700	73
		353
Commercial Services & Supplies 0.9%
Angelica	5,100	90
G & K Services, Class A	7,400	246
Herman Miller	12,200	345
Kforce (2)	9,300	114
LECG (1)(2)	9,300	158
Multi-Color	2,800	81
Pike Electric (1)(2)	5,200	91
R.R. Donnelley	85,700	2,778
Resources Global Professionals (2)	11,100	271
Ritchie Bros Auctioneers	5,400	264
Synagro Technologies (1)	16,600	66
Waste Connections (2)	7,600	279
Waste Management	120,343	4,125
West Corporation (2)	2,300	111
		9,019
Construction & Engineering 0.3%
Acciona (EUR)	9,462	1,444
Insituform Technologies (1)(2)	5,700	131
JGC (JPY) (1)	19,000	340
NCC AB (SEK)	32,045	668
		2,583
Electrical Equipment 0.2%
A.O. Smith	12,500	501
Baldor Electric	13,300	394
Belden CDT (1)	9,100	325
Mitsubishi Electric (JPY)	65,000	534
Woodward Governor	2,100	71
		1,825
Industrial Conglomerates 2.9%
DCC (EUR)	41,032	1,029
GE	610,200	20,783
Hutchison Whampoa (HKD)	36,200	329
Orkla (NOK) (1)	12,600	618
Sembcorp (SGD)	307,020	679
Tomkins (GBP)	75,847	410
Tyco International	169,700	4,438
		28,286
Machinery 2.4%
3-D Systems (1)(2)	3,300	53
Accuride (1)(2)	10,400	114
Actuant, Class A (1)	6,980	315
Cargotec (EUR)	19,140	829
Cascade	3,400	129
Danaher	137,900	9,142
Deere	82,300	6,428
ESCO Electronics (1)(2)	4,100	209
Fanuc (JPY)	6,200	490
Glory Limited (JPY)	14,000	259
Graco	7,750	293
Harsco	6,700	533
IDEX	2,700	113
Illinois Tool Works	58,700	2,577
Lindsay Manufacturing (1)	7,900	225
RBC Bearings (2)	7,800	166
Toro	13,300	532
Volvo, Series B (SEK)	10,200	580
		22,987
Marine 0.1%
Nippon Yusen (JPY) (1)	79,000	488
		488
Road & Rail 0.9%
Arriva (GBP)	26,465	300
Burlington Northern Santa Fe	54,100	3,622
Heartland Express (1)	3,945	63
Knight Transportation	15,675	269
Norfolk Southern	82,300	3,517
Ryder System	2,200	109
Union Pacific	14,100	1,133
		9,013
Trading Companies & Distributors 0.2%
Electro Rent (1)(2)	4,300	69
H & E Equipment Services (1)(2)	1,550	40
Interline Brands (2)	8,500	213
Mitsubishi (JPY)	42,700	866
NuCo2 (1)(2)	6,200	169
Sumitomo (JPY)	40,000	539
Transdigm Group (2)	1,600	36
Univar (EUR)	9,226	382
		2,314
Transportation Infrastructure 0.0%
Macquarie Infrastructure, Equity Units (AUD)	71,809	173
		173

Total Industrials & Business Services		90,694
INFORMATION TECHNOLOGY 13.7%

Communications Equipment 2.9%
ADTRAN	8,100	201
Cisco Systems (2)	289,100	6,357
Corning (2)	398,300	8,858
Finisar (1)(2)	36,300	135
IXIA (1)(2)	500	5
Juniper Networks (2)	135,000	1,980
LM Ericsson (SEK)	414,100	1,378
Lucent Technologies (1)(2)	1,152,900	2,686
Nokia (EUR)	78,678	1,646
Nokia ADR	190,100	3,969
Packeteer (1)(2)	2,700	27
QUALCOMM	11,500	433
Tekelec (1)(2)	3,800	51
		27,726
Computers & Peripherals 0.7%
Acer (TWD)	40,800	63
Apple Computer (2)	50,700	3,440
Dell (2)	46,400	1,046
EMC (2)	143,700	1,674
Emulex (2)	8,000	139
Hitachi Maxell (JPY) (1)	20,700	259
Intermec (1)(2)	1,900	57
Synaptics (1)(2)	3,800	96
		6,774
Electronic Equipment & Instruments 0.2%
Cogent (1)(2)	2,300	33
DTS (1)(2)	4,400	81
Global Imaging Systems (1)(2)	2,300	50
Hamamatsu Photonics (JPY) (1)	12,100	382
HOYA (JPY)	9,500	344
KEMET (2)	12,300	101
Littelfuse (2)	6,400	231
Mercury Computer Systems (2)	2,000	25
Methode Electronics	6,900	55
MTS Systems (1)	5,800	195
National Instruments	4,500	125
Newport (2)	6,500	115
Orbotech (2)	5,000	120
Plexus (2)	2,400	48
Scansource (2)	2,400	74
Venture (SGD)	21,000	155
		2,134
Internet Software & Services 1.5%
24/7 Media (1)(2)	13,500	123
Bankrate (1)(2)	4,400	125
CNET Networks (1)(2)	20,100	190
Digital Insight (2)	4,600	120
Digital River (1)(2)	3,900	189
Digitas (2)	9,000	80
eBay (2)	44,400	1,237
Google, Class A (2)	17,920	6,783
Monster Worldwide (2)	25,600	1,043
Websense (2)	7,100	147
WebSideStory (1)(2)	1,600	20
Yahoo! (2)	159,900	4,608
		14,665
IT Services 1.9%
Automatic Data Processing	93,900	4,432
CACI International, Class A (2)	5,500	292
First Data	276,240	11,870
Global Payments	9,000	342
Heartland Payment Systems (1)	2,400	65
Iron Mountain (2)	5,425	222
Logica (GBP)	48,569	144
Maximus	5,400	144
MPS Group (2)	20,200	284
Paychex	5,700	205
RightNow Technologies (1)(2)	9,400	144
Trans Cosmos (JPY) (1)	16,200	331
		18,475
Office Electronics 0.2%
Canon (JPY)	22,000	1,091
Neopost (EUR)	3,464	404
		1,495
Semiconductor & Semiconductor Equipment 3.4%
AMIS Holdings (1)(2)	5,300	48
Analog Devices	76,800	2,353
Applied Materials	110,500	1,865
Atheros Communications (1)(2)	4,100	67
ATMI (2)	2,600	75
Brooks-Pri Automation (2)	8,400	117
Cabot Microelectronics (1)(2)	3,500	110
Conexant (1)(2)	89,200	184
Credence Systems (2)	11,000	28
Cymer (2)	6,100	251
Entegris (2)	27,039	294
Exar (2)	8,500	119
FEI (2)	5,800	120
Intel	300,600	5,874
Lattice Semiconductor (2)	16,500	121
Linear Technology	76,500	2,602
Marvell Technology Group (2)	175,200	3,068
Maxim Integrated Products	143,300	4,170
Microsemi (2)	1,700	47
MKS Instruments (2)	7,700	161
ON Semiconductor (2)	400	2
PDF Solutions (1)(2)	10,000	130
Power Integrations (1)(2)	6,400	118
Semtech (2)	13,500	176
Silicon Laboratories (2)	5,800	204
SOITEC (EUR) (2)	19,641	598
Texas Instruments	200,500	6,534
Tokyo Electron (JPY) (1)	8,300	544
Virage Logic (1)(2)	3,100	26
Xilinx	149,400	3,417
		33,423
Software 2.9%
Adobe Systems (2)	64,400	2,089
Altiris (2)	5,100	115
Bottomline Technologies (1)(2)	5,700	58
Catapult Communications (2)	3,200	31
FactSet Research (1)	8,250	364
FileNet (2)	9,100	318
Hyperion Solutions (2)	5,600	185
Internet Security Systems (2)	6,900	191
Intuit (2)	45,500	1,375
Jack Henry & Associates (1)	21,500	412
Kronos (2)	6,650	203
Microsoft	681,600	17,510
Motive (2)	6,500	16
Open Solutions (1)(2)	3,200	95
Oracle (2)	234,100	3,664
Progress Software (2)	6,600	167
Quest Software (2)	11,800	164
Red Hat (1)(2)	6,300	146
RSA Security (2)	11,100	309
SPSS (2)	4,100	104
THQ (2)	7,400	191
TomTom (EUR) (1)(2)	8,820	359
Wind River Systems (2)	9,000	92
		28,158

Total Information Technology		132,850
MATERIALS 4.8%

Chemicals 2.1%
Airgas	12,000	430
Arch Chemicals	9,200	255
Asahi Kasei (JPY) (1)	58,000	382
BASF (EUR)	6,785	558
Dow Chemical	71,100	2,711
DuPont	142,061	5,678
Ferro	8,400	144
Koninklijke DSM (EUR) (1)	10,999	435
MacDermid	7,000	201
Material Sciences (2)	5,700	54
Minerals Technologies	4,600	239
Mitsubishi Gas Chemical (JPY)	72,000	783
Monsanto	73,500	3,487
Potash Corp of Saskatchewan	47,100	4,614
Sumitomo Bakelite (JPY) (1)	24,000	192
Symyx Technologies (2)	3,600	82
Wacker Chemie (EUR) (2)	1,700	205
		20,450
Construction Materials 0.1%
Boral (AUD)	76,245	396
Cemex, Equity Units (MXN)	118,104	340
Holcim (CHF)	4,358	352
		1,088
Containers & Packaging 0.0%
Chesapeake Corp.	5,800	84
Smurfit-Stone Container (2)	1,400	16
		100
Metals & Mining 2.0%
Anglo American (GBP)	31,835	1,376
BHP Billiton (AUD) (1)	61,300	1,295
BlueScope Steel (AUD) (1)	111,865	580
Corus Group (GBP)	105,083	784
Gibraltar Industries (1)	4,050	98
Lihir Gold (AUD) (2)	60,540	138
Meridian Gold (2)	13,000	387
Nippon Steel (JPY) (1)	225,000	936
Nucor	53,000	2,590
Phelps Dodge	91,200	8,162
Rio Tinto (AUD) (1)	11,964	666
SSAB Svenskt Stal, Series A (SEK)	80,652	1,553
ThyssenKrupp (EUR)	17,847	607
		19,172
Paper & Forest Products 0.6%
Buckeye Technologies (1)(2)	6,600	54
International Paper	105,000	3,651
Weyerhaeuser	30,700	1,903
		5,608

Total Materials		46,418
TELECOMMUNICATION SERVICES 2.1%

Diversified Telecommunication Services 0.6%
Ntelos (2)	6,100	84
Premiere Global Services (2)	7,100	55
Telefonica (EUR)	68,019	1,166
Telenor ASA (NOK)	54,900	695
TeliaSonera (SEK)	126,500	782
Telus (Non-voting shares)	47,200	2,244
Time Warner Telecom, Class A (1)(2)	11,600	208
		5,234
Wireless Telecommunication Services 1.5%
America Movil ADR, Series L	96,100	3,585
American Tower, Class A (2)	124,500	4,465
Bouygues (EUR) (1)	15,267	803
KDDI (JPY)	119	783
Rogers Communications, Class B	27,600	1,423
SBA Communications (2)	3,100	80
Sprint Nextel	105,300	1,782
Starhub (SGD)	332,000	508
Vodafone ADR	67,900	1,473
		14,902

Total Telecommunication Services		20,136
UTILITIES 1.9%

Electric Utilities 1.0%
Cleco	6,100	152
E.ON AG (EUR)	19,428	2,464
El Paso Electric (2)	5,200	124
Empire District Electronics	4,800	109
Exelon	45,550	2,778
FirstEnergy	46,719	2,666
TEPCO (JPY)	29,200	830
Unisource Energy	9,200	318
		9,441
Gas Utilities 0.1%
Alinta (AUD)	52,972	445
SEMCO Energy (2)	8,800	52
Southwest Gas	9,600	324
Toho Gas (JPY)	48,000	205
		1,026
Independent Power Producers & Energy Traders 0.7%
Black Hills	2,900	101
TXU	98,200	6,502
		6,603
Multi-Utilities 0.1%
AEM (EUR) (1)	154,380	404
United Utilities (GBP)	73,953	965
		1,369
Total Utilities		18,439
Total Common Stocks (Cost $614,243)		814,910
PREFERRED STOCKS 0.1%
CONSUMER DISCRETIONARY 0.0%
Media 0.0%
ProSieben Sat Media, 3.75% (EUR)	12,911	347
Total Consumer Discretionary		347
HEALTH CARE 0.1%
Health Care Equipment & Supplies 0.1%
Fresenius, 1.05% (EUR)	3,317	570
Total Health Care		570
Total Preferred Stocks (Cost $498)		917
CORPORATE BONDS 2.5%
ACE INA Holdings, 5.875%, 6/15/14	100,000	100
Alabama Power, 5.59%, 8/25/09 (4)	175,000	175
Alcan Aluminum, 5.00%, 6/1/15	180,000	171
Alcoa, 6.00%, 1/15/12	115,000	118
Amerada Hess, 7.875%, 10/1/29	65,000	76
America Movil, 6.375%, 3/1/35	100,000	95
American General Finance, 5.40%, 12/1/15	180,000	177
Amgen, 4.00%, 11/18/09	140,000	135
Appalachian Power, 6.375%, 4/1/36	90,000	90
Archstone-Smith Operating Trust, 5.25%, 5/1/15	115,000	111
AT&T, 5.10%, 9/15/14	115,000	110
AT&T, 5.30%, 11/15/10	100,000	99
AT&T, 6.45%, 6/15/34	220,000	218
AT&T Broadband, 8.375%, 3/15/13	225,000	255
AT&T Wireless, 7.875%, 3/1/11	110,000	120
Atmos Energy, 4.00%, 10/15/09	120,000	115
Avalonbay Communities, 6.125%, 11/1/12	110,000	113
Baker Hughes, 6.875%, 1/15/29	110,000	123
Bank of America, 4.875%, 9/15/12	190,000	186
Bank of America, 5.75%, 8/15/16	145,000	147
Bank of America Capital Trust, 5.625%, 3/8/35	225,000	206
Bank One, 5.25%, 1/30/13	155,000	153
BB&T Capital Trust, 6.75%, 6/7/36	230,000	244
Bear Stearns, 5.50%, 8/15/11	135,000	136
BHP Finance, 4.80%, 4/15/13	215,000	208
Black Hills, 6.50%, 5/15/13	90,000	91
Boardwalk Pipelines, 5.50%, 2/1/17	30,000	29
Boeing Capital, 6.10%, 3/1/11	170,000	176
Bunge Limited Finance, 4.375%, 12/15/08	115,000	112
Canadian National Railway, 6.25%, 8/1/34	130,000	137
Capital One Bank, 6.50%, 6/13/13	200,000	209
CE Electric UK Funding, 6.995%, 12/30/07 (3)	90,000	91
Celulosa Arauco y Constitucion, 5.125%, 7/9/13	175,000	165
Centerpoint Energy, 7.25%, 9/1/10	75,000	79
Centex, 5.45%, 8/15/12	130,000	126
Cisco Systems, 5.25%, 2/22/11	155,000	155
CIT Group, 6.00%, 4/1/36	110,000	106
Citigroup, 5.00%, 9/15/14	200,000	194
Citigroup, 5.30%, 1/7/16	150,000	148
Comcast, 4.95%, 6/15/16	90,000	83
ConocoPhillips, 5.90%, 10/15/32	130,000	131
Countrywide Financial, 6.25%, 5/15/16	230,000	233
Cox Communications, 7.125%, 10/1/12	190,000	201
Credit Suisse First Boston, 5.50%, 8/16/11	120,000	121
D.R. Horton, 5.625%, 9/15/14	170,000	159
DaimlerChrysler, 5.918%, 8/3/09 (4)	115,000	115
DaimlerChrysler, 6.50%, 11/15/13	125,000	129
Devon Financing, 6.875%, 9/30/11	170,000	180
Diamond Offshore Drilling, 4.875%, 7/1/15	85,000	80
Diamond Offshore Drilling, 5.15%, 9/1/14	65,000	63
Dow Chemical, 6.125%, 2/1/11	70,000	72
Duke Capital, 6.25%, 2/15/13	150,000	153
Dun & Bradstreet, 5.50%, 3/15/11	85,000	85
El Paso Electric, 6.00%, 5/15/35	145,000	140
Encana Holdings Finance, 5.80%, 5/1/14	125,000	126
Enterprise Products Operations, 4.95%, 6/1/10	200,000	195
ERAC USA Finance Company, 5.60%, 5/1/15 (3)	305,000	298
Exelon Generation, 5.35%, 1/15/14	165,000	161
Federal Realty Investment Trust, 6.00%, 7/15/12	65,000	66
First Union, 6.40%, 4/1/08	40,000	41
FirstEnergy, 6.45%, 11/15/11	130,000	135
Florida Power & Light, 6.20%, 6/1/36 (3)	60,000	63
Ford Motor Credit, 5.80%, 1/12/09	245,000	234
Ford Motor Credit, 6.366%, 11/16/06 (4)	60,000	60
Fortune Brands, 5.125%, 1/15/11	95,000	93
France Telecom, 7.75%, 3/1/11 (5)	100,000	109
Franklin Resources, 3.70%, 4/15/08	30,000	29
Fund American Companies, 5.875%, 5/15/13	115,000	113
GE Capital, 5.875%, 2/15/12	325,000	334
GE Capital, 6.00%, 6/15/12	520,000	538
Genentech, 4.75%, 7/15/15	100,000	95
Genworth Financial, 5.75%, 6/15/14	115,000	116
Goldman Sachs Capital I, 6.345%, 2/15/34	490,000	483
GTECH Holdings, 4.50%, 12/1/09	155,000	151
Halliburton, 5.50%, 10/15/10	190,000	191
Harrah's Operating, 5.50%, 7/1/10	135,000	133
Hartford Financial Services, 4.75%, 3/1/14	170,000	160
HBOS, 6.00%, 11/1/33 (3)	250,000	251
Highmark, 6.80%, 8/15/13 (3)	90,000	93
Home Depot, 5.40%, 3/1/16	160,000	158
HSBC Finance, 5.00%, 6/30/15	150,000	144
HSBC Finance, 5.50%, 1/19/16	300,000	298
HSBC Holdings, 6.50%, 5/2/36	100,000	106
Huntington National Bank, 4.375%, 1/15/10	120,000	116
Hutchison Whampoa International, 6.25%, 1/24/14 (3)	210,000	215
International Lease Finance Corporation, 5.45%, 3/24/11	160,000	160
International Speedway, 4.20%, 4/15/09	55,000	53
J.C. Penney, 7.375%, 8/15/08	70,000	72
J.C. Penney, 9.00%, 8/1/12	60,000	69
Jefferies Group, 6.25%, 1/15/36	115,000	110
John Deere Capital, 7.00%, 3/15/12	90,000	97
Kinder Morgan Finance, 5.70%, 1/5/16	175,000	159
Kroger, 8.05%, 2/1/10	120,000	129
LaFarge, 6.15%, 7/15/11	70,000	71
Legg Mason, 6.75%, 7/2/08	65,000	67
Lehman Brothers Holdings, 3.50%, 8/7/08	170,000	165
Lennar, 5.60%, 5/31/15	175,000	165
Marsh & McLennan, 5.375%, 7/15/14	180,000	172
MBNA America Bank, 4.625%, 8/3/09	125,000	123
McCormick & Co., 5.20%, 12/15/15	135,000	131
MDC Holdings, 5.50%, 5/15/13	160,000	149
Medtronic, 4.75%, 9/15/15	185,000	174
Merrill Lynch, 6.05%, 5/16/16	285,000	294
MetLife, 6.125%, 12/1/11	120,000	124
MidAmerican Energy, 6.125%, 4/1/36 (3)	130,000	129
Mizuho Capital Investment, 6.686%, 12/31/49 (3)	56,000	56
Morgan Stanley, 6.25%, 8/9/26	55,000	56
MUFG Capital Finance, 6.346%, 7/29/49	100,000	98
Nationwide Financial Services, 5.90%, 7/1/12	115,000	117
Nationwide Mutual Insurance, 6.60%, 4/15/34 (3)	65,000	63
Newmont Mining, 5.875%, 4/1/35	70,000	65
News America, 6.40%, 12/15/35	155,000	148
Nextel Communications, 6.875%, 10/31/13	95,000	96
Nextel Communications, 7.375%, 8/1/15	70,000	72
NLV Financial, 7.50%, 8/15/33 (3)	70,000	74
Norfolk Southern, 6.00%, 4/30/08	190,000	192
Northern Trust, 4.60%, 2/1/13	50,000	48
Northern Trust, 5.30%, 8/29/11	100,000	100
Northrop Grumman, 7.125%, 2/15/11	145,000	155
NVR, 5.00%, 6/15/10	55,000	53
Oracle, 5.00%, 1/15/11	170,000	167
Pacific Gas & Electric, 4.80%, 3/1/14	95,000	91
Panhandle Eastern Pipeline, 4.80%, 8/15/08	45,000	44
Pemex Project Funding Master Trust, 5.75%, 12/15/15	180,000	176
Pemex Project Funding Master Trust, 6.629%, 6/15/10 (3)(4)	120,000	123
Petro-Canada, 5.95%, 5/15/35	120,000	114
PPL Capital Funding, 4.33%, 3/1/09	120,000	117
Praxair, 2.75%, 6/15/08	100,000	96
Principal Life Global Funding I, 5.125%, 10/15/13 (3)	110,000	107
Procter & Gamble, 4.95%, 8/15/14	200,000	195
Progress Energy, 5.625%, 1/15/16	160,000	158
Public Service of New Mexico, 4.40%, 9/15/08	95,000	93
Pulte Homes, 5.20%, 2/15/15	175,000	162
Reckson Operating Partnership, 6.00%, 3/31/16	105,000	105
Residential Capital, 6.125%, 11/21/08	95,000	95
Rogers Cable, 5.50%, 3/15/14	100,000	92
Sabmiller, 6.20%, 7/1/11 (3)	185,000	190
Sealed Air, 5.375%, 4/15/08 (3)	90,000	90
Security Benefit Life Insurance, 7.45%, 10/1/33 (3)	45,000	50
Simon Property Group, 3.75%, 1/30/09	110,000	106
SLM Corporation, 5.29%, 4/1/09 (4)	90,000	86
SLM Corporation, 5.685%, 1/26/09 (4)	125,000	125
Southern California Edison, 4.65%, 4/1/15	175,000	164
Southern California Gas, 5.75%, 11/15/35	210,000	208
Sprint Capital, 6.875%, 11/15/28	170,000	172
Target, 4.00%, 6/15/13	180,000	166
Telecom Italia Capital, 7.20%, 7/18/36	115,000	120
Telefonica Emisiones, 6.421%, 6/20/16	170,000	174
Telefonos de Mexico, 5.50%, 1/27/15	80,000	77
Telus, 8.00%, 6/1/11	160,000	176
Teva Pharmaceutical Finance, 5.55%, 2/1/16	70,000	68
Time Warner Entertainment, 7.25%, 9/1/08	140,000	144
Time Warner Entertainment, 8.375%, 3/15/23	150,000	168
Torchmark, 6.375%, 6/15/16	115,000	119
Transamerica Capital, 7.65%, 12/1/26 (3)	55,000	61
Transatlantic Holdings, 5.75%, 12/14/15	125,000	123
Tyco International, 6.375%, 10/15/11	180,000	188
U.S. Bancorp, 4.50%, 7/29/10	175,000	171
United Technologies, 5.40%, 5/1/35	75,000	71
UnitedHealth Group, 5.25%, 3/15/11	125,000	124
Valero Energy, 3.50%, 4/1/09	270,000	258
Verizon Communications, 5.55%, 2/15/16	275,000	268
Verizon Global Funding, 7.75%, 12/1/30	85,000	96
Viacom, 5.75%, 4/30/11 (3)	105,000	105
Virginia Electric & Power, 6.00%, 1/15/36	145,000	140
Wachovia, 5.50%, 8/1/35	75,000	70
Wachovia Bank, 4.875%, 2/1/15	225,000	217
Wal-Mart Stores, 5.25%, 9/1/35	140,000	129
Webster Financial, 5.125%, 4/15/14	115,000	111
Wellpoint, 5.00%, 1/15/11	95,000	93
Wells Fargo, 4.875%, 1/12/11	160,000	158
Westar Energy, 5.10%, 7/15/20	70,000	65
WM Wrigley, 4.65%, 7/15/15	50,000	47
WPD Holdings, 6.875%, 12/15/07 (3)	65,000	66
XTO Energy, 5.65%, 4/1/16	95,000	94
Yum! Brands, 7.70%, 7/1/12	95,000	104
Total Corporate Bonds (Cost $24,071)		23,852
ASSET-BACKED SECURITIES 0.7%
Americredit Automobile Receivable Trust
Series 2006-RM, Class A3, 5.53%, 1/6/14	450,000	455
Capital Auto Receivables Asset Trust
Series 2006-SN1A, Class A4A, 5.46%, 3/20/10 (3)	700,000	701
Capital Auto Receivables Asset Trust
Series 2006-SN1A, Class B, 5.50%, 4/20/10 (3)	100,000	100
Capital Auto Receivables Asset Trust
Series 2006-1, Class B, 5.26%, 10/15/10	210,000	209

Capital One Multi-Asset Execution Trust
Series 2004-A8, Class A8, 5.46%, 8/15/14 (4)	375,000	376

Chase Funding Mortgage Loan
Series 2002-2, Class 1M1, 5.599%, 9/25/31	19,573	19

Credit-Based Asset Services & Securitization
Series 2005-CB5, Class AF2, 4.831%, 8/25/35 (4)	425,000	418

Credit-Based Asset Services & Securitization
Series 2006-CB3, Class AV3, 5.494%, 3/25/36 (4)	525,000	526

Detroit Edison Securitization Funding
Series 2001-1, Class A5, 6.42%, 3/1/15	300,000	318

GE Equipment Small Ticket
Series 2005-1A, Class A4, 4.51%, 12/22/14 (3)	225,000	221

Hyundai Auto Receivables Trust
Series 2006-A, Class A4, 5.26%, 11/15/12	250,000	249

Marriott Vacation Club Owner Trust
Series 2006-1A, Class A, 5.737%, 4/20/28 (3)	244,869	247

MBNA Credit Card Master Note Trust
Series 2005-A3, Class A3, 4.10%, 10/15/12	325,000	315

Morgan Stanley ABS Capital I
Series 2006-HE4, Class A3, 5.474%, 6/25/36 (4)	185,000	186

New Century Home Equity Loan Trust
Series 2005-A, Class A6, 4.954%, 8/25/35 (4)	520,000	506

New Century Home Equity Loan Trust
Series 2005-A, Class M2, 5.344%, 8/25/35 (4)	130,000	127

Peco Energy Transition Trust
Series 2001-A, Class A1, 6.52%, 12/31/10	275,000	289

PSE&G Transition Funding
Series 2001-1, Class A6, 6.61%, 6/15/15	300,000	321

Reliant Energy Transition Bond Company
Series 2001-1, Class A4, 5.63%, 9/15/15	175,000	178

Residential Asset Securities
Series 2006-KS3, Class A13, 5.494%, 4/25/36 (4)	300,000	301
Triad Automobile Receivable Owner Trust
Series 2006-B, Class A4, 5.52%, 11/12/12	350,000	355

Total Asset-Backed Securities (Cost $6,426)		6,417

NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 1.2%

Banc of America Commercial Mortgage
Series 2003-1, Class A2, CMO, 4.648%, 9/11/36	400,000	386
Bank of America Mortgage Securities
Series 2003-L, Class 2A2, CMO, 4.261%, 1/25/34 (4)	236,700	233
Bank of America Mortgage Securities
Series 2004-A, Class 2A2, CMO, 4.118%, 2/25/34 (4)	131,426	129
Bank of America Mortgage Securities
Series 2004-D, Class 2A2, CMO, 4.198%, 5/25/34 (4)	86,183	84
Bank of America Mortgage Securities
Series 2004-H, Class 2A2, CMO, 4.749%, 9/25/34 (4)	76,269	75
Bank of America Mortgage Securities
Series 2004-I, Class 3A2, CMO, 4.916%, 10/25/34 (4)	88,073	87
Bank of America Mortgage Securities
Series 2005-A, Class 2A2, CMO, 4.59%, 2/25/35 (4)	741,136	729
Bank of America Mortgage Securities
Series 2005-J, Class 2A1, CMO, 5.10%, 11/25/35 (4)	369,650	367
Bank of America Mortgage Securities
Series 2005-J, Class 3A1, CMO, 5.271%, 11/25/35 (4)	183,242	181
Bear Stearns Commercial Mortgage Securities
Series 2004-T14, Class A2, CMO, 4.17%, 1/12/41	575,000	559
Bear Stearns Commercial Mortgage Securities
Series 2005-PW10, Class A1, CMO, 5.085%, 12/11/40	508,509	506
Bear Stearns Commercial Mortgage Securities
Series 2005-PWR8, Class A4, CMO, 4.674%, 6/11/41	225,000	212
Bear Stearns Commercial Mortgage Securities
Series 2005-PWR9, Class AAB, CMO, 4.804%, 9/15/42	300,000	290
Bear Stearns Commercial Mortgage Securities
Series 2005-T18, Class A1, CMO, 4.274%, 2/13/42	163,777	160
Bear Stearns Commercial Mortgage Securities
Series 2005-T20, Class A1, CMO, 4.94%, 10/12/42	293,423	291
Bear Stearns Commercial Mortgage Securities
Series 2006-PW12, Class A4, CMO, 5.712%, 9/11/38	575,000	588

Citigroup Commercial Mortgage Trust
Series 2004-C2, Class A1, CMO, 3.787%, 10/15/41	122,452	119

Citigroup Mortgage Loan Trust
Series 2006-AR1, Class 2A1, 4.70%, 8/27/35 (4)	505,149	496

Citigroup Mortgage Loan Trust
Series 2006-AR2, Class 1AB, 5.591%, 3/25/36	190,744	192

Citigroup/Deutsche Bank Commerical Mortgage
Series 2005-C1, Class AJ, CMO, 5.40%, 7/15/44 (4)	275,000	271

Commercial Mortgage PTC
Series 2005-LP5, Class A1, CMO, 4.235%, 5/10/43	155,075	152

DLJ Commercial Mortgage
Series 1999-CG2, Class A1B, CMO, 7.30%, 6/10/32	200,000	209

GE Capital Commercial Mortgage
Series 2001-1, Class A2, CMO, 6.531%, 5/15/33	225,000	235

GE Capital Commercial Mortgage
Series 2005-C4, Class A1, CMO, 5.082%, 11/10/45	320,011	319

GMAC Commercial Mortgage Securities
Series 2001-C2, Class A2, CMO, 6.70%, 4/15/34	275,000	290

Greenwich Capital Commercial Funding
Series 2004-GG1A, Class A2, CMO, 3.835%, 6/10/36	51,998	51

Greenwich Capital Commercial Funding
Series 2005-GG3, Class AAB, CMO, 4.619%, 8/10/42 (4)	85,000	82

GSR Mortgage Loan Trust
Series 2005-AR6, Cllass 3A1, 4.561%, 9/25/35 (4)	392,486	385

JPMorgan Chase Commercial Mortgage Securities
Series 2001-CIBC, Class A3, CMO, 6.26%, 3/15/33	260,000	268

JPMorgan Chase Commercial Mortgage Securities
Series 2001-C1B2, Class A2, CMO, 6.244%, 4/15/35	606,014	617

JPMorgan Chase Commercial Mortgage Securities
Series 2005-LDP4, Class ASB, CMO, 4.824%, 10/15/42 (4)	475,000	460

JPMorgan Chase Commercial Mortgage Securities
Series 2006-CB14, Class A4, CMO, 5.481%, 12/12/44	650,000	650

LB-UBS Commercial Mortgage Trust
Series 2003-C8, Class A1, CMO, 3.636%, 11/15/27	479,795	466
LB-UBS Commercial Mortgage Trust
Series 2004-C2, Class A2, CMO, 3.246%, 3/15/29	300,000	286
LB-UBS Commercial Mortgage Trust
Series 2004-C4, Class A2, CMO, 4.567%, 5/15/29 (4)	275,000	270
LB-UBS Commercial Mortgage Trust
Series 2005-C1, Class A4, CMO, 4.742%, 2/15/30	200,000	191
LB-UBS Commercial Mortgage Trust
Series 2006-C1, Class A4, CMO, 5.156%, 2/15/31	500,000	488
Washington Mutual Mortgage Securities
Series 2004-AR1, Class A, CMO, 4.229%, 3/25/34 (4)	105,473	103
Washington Mutual Mortgage Securities
Series 2005-AR3, Class A2, CMO, 4.643%, 3/25/35 (4)	158,342	155
Wells Fargo Mortgage Backed Securities Trust
Series 2003-O, Class 5A1, CMO, 4.802%, 1/25/34 (4)	274,935	268
Wells Fargo Mortgage Backed Securities Trust
Series 2005-AR2, Class 2A2, CMO, 4.548%, 3/25/35 (4)	158,968	157
Total Non-U.S. Government Mortgage-Backed Securities (Cost $12,249)		12,057

U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 4.1%
U.S. Government Agency Obligations (6) 3.8%
Federal Home Loan Mortgage
4.50%, 11/1/18 - 8/1/35	1,708,303	1,606
5.00%, 12/1/08 - 11/1/35	1,601,448	1,551
5.50%, 3/1/18 - 12/1/33	1,111,050	1,109
6.00%, 10/1/16 - 9/1/34	1,592,623	1,604
6.50%, 3/1/32 - 9/1/32	915,768	934
7.00%, 11/1/30 - 6/1/32	23,136	24
ARM
4.532%, 9/1/32	26,914	27
4.562%, 9/1/35	265,233	256
4.715%, 8/1/35	213,239	207
4.787%, 7/1/35	72,172	72
5.061%, 11/1/35	149,701	147
5.079%, 3/1/36	266,917	262
5.428%, 1/1/36	77,904	77
CMO
4.50%, 3/15/16	600,000	584
5.00%, 11/15/27	450,000	442
5.50%, 8/15/16 - 4/15/28	969,471	968
6.00%, 9/15/16 - 6/15/35	790,214	806
6.50%, 8/15/30	572,464	588
CMO, IO
4.50%, 7/15/11 - 5/15/16	513,495	36
Federal National Mortgage Assn.
4.50%, 5/1/18 - 8/1/35	2,271,069	2,153
5.00%, 5/1/19 - 8/1/35	4,162,866	4,011
5.50%, 1/1/17 - 1/1/36	7,782,865	7,686
6.00%, 2/1/33 - 11/1/34	5,445,525	5,472
6.50%, 5/1/17 - 9/1/36	696,414	709
ARM
4.662%, 9/1/35	251,402	244
4.79%, 11/1/35	230,255	231
4.822%, 6/1/35	152,560	151
5.069%, 8/1/36	517,251	511
5.114%, 10/1/35	170,388	168
5.323%, 12/1/35	129,657	128
5.365%, 12/1/35	158,321	158
5.522%, 12/1/35	235,963	235
5.678%, 1/1/36	628,573	626
5.698%, 12/1/35	77,571	77
6.001%, 8/1/36	374,623	378
CMO
3.50%, 4/25/13	161,240	158
5.00%, 3/25/15	350,000	347
5.50%, 5/25/27	384,766	384
CMO, IO
5.50%, 11/25/28	35,622	3
6.50%, 2/1/32	31,987	7
TBA
6.00%, 1/1/33	412,000	413
6.50%, 1/1/34	1,285,000	1,305
		36,855
U.S. Government Obligations 0.3%
Government National Mortgage Assn.
4.50%, 2/20/35	59,012	56
5.00%, 7/15/33 - 10/20/33	1,863,457	1,810
5.50%, 7/15/33	311,063	309
6.00%, 5/15/26 - 1/20/35	288,592	291
6.50%, 3/15/26 - 9/20/34	50,461	52
7.00%, 3/15/13 - 2/15/30	43,094	44
8.00%, 1/15/22 - 10/20/25	31,981	34
		2,596

Total U.S. Government & Agency Mortgage-Backed Securities (Cost $40,157)		39,451
U.S. GOVERNMENT AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED) 3.2%
U.S. Government Agency Obligations (6) 0.8%
Federal Home Loan Bank, 5.60%, 6/28/11	555,000	566
Federal Home Loan Mortgage, 4.625%, 2/15/07 (EUR)	470,000	604
Federal Home Loan Mortgage, 5.00%, 7/15/14 (1)	450,000	448
Federal Home Loan Mortgage, 5.125%, 2/27/09	290,000	289
Federal Home Loan Mortgage, 5.75%, 5/23/11	320,000	322
Federal National Mortgage Assn., 3.25%, 8/15/08 (1)	1,265,000	1,223
Federal National Mortgage Assn., 4.375%, 9/15/12 (1)	250,000	241
Federal National Mortgage Assn., 6.00%, 5/15/11 (1)	2,570,000	2,675
Federal National Mortgage Assn., 7.125%, 6/15/10 (1)	1,220,000	1,307
Federal National Mortgage Assn., 7.125%, 1/15/30 (1)	240,000	299
		7,974
U.S. Treasury Obligations 2.4%
U.S. Treasury Bonds, 4.50%, 2/15/36 (1)	65,000	61
U.S. Treasury Bonds, 5.375%, 2/15/31 (1)	265,000	282
U.S. Treasury Bonds, 5.50%, 8/15/28 (1)	985,000	1,058
U.S. Treasury Bonds, 6.00%, 2/15/26 (1)	200,000	226
U.S. Treasury Bonds, 6.25%, 5/15/30 (1)	200,000	236
U.S. Treasury Bonds, 6.375%, 8/15/27 (1)	210,000	249
U.S. Treasury Bonds, 6.50%, 11/15/26 (1)	955,000	1,142
U.S. Treasury Bonds, 8.50%, 2/15/20 (1)	1,095,000	1,478
U.S. Treasury Inflation-Indexed Notes, 2.00%, 7/15/14 (1)	452,063	444
U.S. Treasury Notes, 3.50%, 2/15/10 (1)	1,725,000	1,659
U.S. Treasury Notes, 3.625%, 6/30/07 (1)	725,000	717
U.S. Treasury Notes, 3.875%, 9/15/10 (1)	870,000	844
U.S. Treasury Notes, 4.00%, 2/15/14 (1)	180,000	172
U.S. Treasury Notes, 4.25%, 11/15/14 (1)	2,000,000	1,934
U.S. Treasury Notes, 4.875%, 8/31/08 (7)	2,300,000	2,303
U.S. Treasury Notes, 4.875%, 2/15/12 (1)	770,000	777
U.S. Treasury Notes, 5.00%, 8/15/11 (1)	4,730,000	4,802
U.S. Treasury Notes, 5.125%, 5/15/16 (1)	1,735,000	1,783
U.S. Treasury Notes, 5.75%, 8/15/10 (1)	2,925,000	3,036
		23,203

Total U.S. Government Agency Obligations (Excluding Mortgage-Backed)
(Cost $31,144)		31,177
FOREIGN GOVERNMENT OBLIGATIONS
& MUNICIPALITIES 0.5%
Asian Development Bank, 6.25%, 6/15/11 (AUD)	240,000	184
Bundesobligation, 3.25%, 4/9/10 (EUR)	1,025,000	1,298
Bundesobligation, 5.00%, 1/4/12 (EUR)	215,000	293
European Investment Bank, 5.75%, 9/15/09 (AUD)	860,000	650
Government of Canada, 5.25%, 6/1/12 (CAD)	1,335,000	1,282
Inter-American Development Bank, 5.75%, 6/15/11 (AUD)	725,000	546
National Gas Company of Trinidad & Tobago
6.05%, 1/15/36 (3)	100,000	96
Republic of South Africa, 6.50%, 6/2/14	295,000	308
United Mexican States, 6.375%, 1/16/13	95,000	99
Total Foreign Government Obligations & Municipalities (Cost $4,432)		4,756
MUNICIPAL SECURITIES 0.0%
California, GO, 5.25%, 4/1/34	55,000	58
California Public Works Board, 5.00%, 1/1/21	150,000	159
Kansas Dev. Fin. Auth., Public Employee Retirement
5.501%, 5/1/34 (8)	75,000	75
New York City Housing Dev. Corp., 6.42%, 11/1/27	110,000	113
Oregon, Taxable Pension, 5.892%, 6/1/27	40,000	41
Total Municipal Securities (Cost $435)		446
BOND MUTUAL FUNDS 1.5%
T. Rowe Price Institutional High Yield Fund, 7.740% (9)(10)	1,462,773	14,672
Total Bond Mutual Funds (Cost $15,135)		14,672
SHORT-TERM INVESTMENTS 2.2%
Money Market Funds 2.2%
T. Rowe Price Reserve Investment Fund, 5.37% (10)(11)	21,219,895	21,220
Total Short-Term Investments (Cost $21,220)		21,220
SECURITIES LENDING COLLATERAL 8.4%
MONEY MARKET POOLED ACCOUNT 2.4%
Investment in money market pooled account managed by JP
Morgan Chase Bank, London, 5.037% (11)	23,278,985	23,279
		23,279
MONEY MARKET TRUST 6.0%
State Street Bank and Trust Company of New Hampshire N.A.
Securities Lending Quality Trust units, 5.247% (11)	58,321,075	58,321
		58,321
Total Securities Lending Collateral (Cost $81,600)		81,600
Total Investments in Securities
108.5% of Net Assets (Cost $851,610)		$1,051,475

†	Denominated in U.S. dollars unless otherwise noted
(1)	All or a portion of this security is on loan at August 31, 2006 - see Note 2
(2)	Non-income producing
(3)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period end amounts to
$3,774 and represents 0.4% of net assets.
(4)	Variable Rate; rate shown is effective rate at period-end
(5)	Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
(6)	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government.
(7)	All or a portion of this security is pledged to cover margin requirements on futures contracts at August 31, 2006.
(8)	Insured by Financial Security Assurance Inc.
(9)	SEC Yield
(10)	Affiliated company - see Note 4
(11)	Seven-day yield
ADR	American Depository Receipts
ARM	Adjustable Rate Mortgage
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CMO	Collateralized Mortgage Obligation
EUR	Euro
GBP	British Pound
GDR	Global Depository Receipts
GDS	Global Depository Shares
GO	General Obligation
HKD	Hong Kong Dollar
IO	Interest Only security for which the fund receives interest on notional principal(par)
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PTC	Pass-Through Certificate
REIT	Real Estate Investment Trust
SEK	Swedish Krona
SGD	Singapore Dollar
TBA	To Be Announced purchase commitment; TBAs totaled $1,718 (0.2% of net assets)
at period end; see Note 2
TWD	Taiwan Dollar

Open Futures Contracts at August 31, 2006 were as follows:
($ 000s)

		Contract	Unrealized
	Expiration	Value	Gain (Loss)
Long, 26 U.S. Treasury five year notes
contracts, $7 par of 4.875% U.S. Treasury
Notes pledged as initial margin	12/06	$2,733	$8
Short, 6 U.S. Treasury bonds contracts,
$3 par of 4.875% U.S. Treasury Notes
pledged as initial margin	12/06	(666)	(4)
Net payments (receipts) of variation
margin to date			(2)
Variation margin receivable (payable)
on open futures contracts			$2

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Personal Strategy Growth Fund
Unaudited	August 31, 2006
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Personal Strategy Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Personal Strategy Growth Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks the highest total return over time consistent with a primary emphasis on capital growth and a secondary emphasis on income. The fund pursues this objective by investing in a diversified portfolio typically consisting of about 80% stocks and 20% bonds and money market securities.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Debt securities are generally traded in the OTC market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Futures Contracts

The fund may invest in futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and/or interest rates.

Dollar Rolls

The fund may enter into dollar roll transactions, pursuant to which it sells a mortgage-backed TBA or security and simultaneously purchases a similar, but not identical, TBA with the same issuer, rate, and terms. The fund may execute a "roll" to obtain better underlying mortgage securities or to enhance returns. The fund generally enters into dollar roll transactions with the intention of taking possession of the underlying mortgage securities, but may close a contract prior to settlement or "roll" settlement to a later date if deemed in the best interest of shareholders. Actual mortgages received by the fund may be less favorable than those anticipated.

TBA Purchase Commitments

The fund may enter into to be announced (TBA) purchase commitments, pursuant to which it agrees to purchase mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for that security. With TBA transactions, the particular securities to be delivered are not identified at trade date; however, delivered securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted "good delivery" standards. The fund generally enters into TBAs with the intention of taking possession of the underlying mortgage securities. Until settlement, the fund maintains cash reserves and liquid assets sufficient to settle its TBAs.

Securities Lending

The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in money market pooled accounts managed by the fund's lending agents in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At August 31, 2006, the value of loaned securities was $78,952,000; aggregate collateral consisted of $81,600,000 in money market pooled accounts and U.S. government securities valued at $62,000.

NOTE 3 - FEDERAL INCOME TAXES

At August 31, 2006, the cost of investments for federal income tax purposes was $851,610,000. Net unrealized gain aggregated $199,873,000 at period-end, of which $220,502,000 related to appreciated investments and $20,629,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the three months ended August 31, 2006, dividend income from the T. Rowe Price Reserve Funds totaled $167,000, and the value of shares of the T. Rowe Price Reserve Funds held at August 31, 2006, and May 31, 2006, was $21,220,000 and $8,766,000, respectively.

The fund may invest in the T. Rowe Price Institutional High Yield Fund, Inc. (High Yield Fund) as a means of gaining efficient and cost-effective exposure to the high-yield bond markets. The High Yield Fund is an open-end management investment company managed by Price Associates, and an affiliate of the fund. The High Yield Fund pays an annual all-inclusive management and administrative fee to Price Associates equal to 0.50% of average daily net assets. To ensure that Personal Strategy Growth Fund does not incur duplicate fees for its assets invested in the High Yield Fund, Price Associates has agreed to reduce its management fee to the fund. During the three months ended August 31, 2006, purchases and sales of the High Yield Fund were $383,000 and $0, respectively. Investment income during the period was $287,000. At August 31, 2006, and May 31, 2006, the value of shares of High Yield Fund held were $14,672,000 and $14,373,000, respectively.

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
Unaudited		August 31, 2006
Portfolio of Investments †'	Shares/$ Par	Value
(Cost and value in $000s)

COMMON STOCKS 44.6%

CONSUMER DISCRETIONARY 4.8%

Auto Components 0.1%
Autoliv GDR (SEK)	6,100	343
GKN (GBP)	19,023	110
Koito Manufacturing (JPY) (1)	11,000	144
Strattec Security (2)	500	20
Toyoda Gosei (JPY)	5,500	117
TRW (2)	1,600	39
		773
Automobiles 0.2%
Bayerische Motoren Werke (EUR)	5,837	302
Honda (JPY)	7,400	251
Piaggio & C SPA (EUR) (2)	26,900	92
Toyota Motor (JPY)	9,100	492
Winnebago (1)	200	6
		1,143
Distributors 0.0%
Keystone Automotive (2)	1,000	34
Pacific Brands (AUD) (1)	37,316	69
		103
Diversified Consumer Services 0.0%
Corinthian Colleges (1)(2)	5,200	63
Matthews International	3,100	110
		173
Hotels, Restaurants & Leisure 0.8%
Applebee's (1)	1,875	39
BJ's Restaurants (1)(2)	1,700	31
CEC Entertainment (2)	950	30
Harrah's Entertainment	5,900	368
International Game Technology	27,700	1,071
Marriott, Class A	16,800	633
Mitchells & Butlers (GBP)	3,400	36
Panera Bread, Class A (1)(2)	1,200	62
PF Chang's China Bistro (1)(2)	800	28
Red Robin Gourmet Burgers (1)(2)	1,700	72
Ruby Tuesday (1)	800	21
Sonic (2)	4,180	92
Starwood Hotels & Resorts Worldwide	12,300	655
Texas Roadhouse (1)(2)	400	5
The Cheesecake Factory (1)(2)	2,750	69
Wynn Resorts (1)(2)	14,000	1,084
		4,296
Household Durables 0.7%
Alpine Electronics (JPY)	3,400	47
Fortune Brands	4,400	319
Garmin (1)	16,000	748
Goldcrest (JPY) (1)	2,010	111
Harman International	10,000	811
Jarden (1)(2)	1,750	51
Newell Rubbermaid	55,200	1,490
Persimmon (GBP) (1)	5,133	122
Sony (JPY) (1)	6,500	280
		3,979
Internet & Catalog Retail 0.1%
Amazon.com (1)(2)	21,400	660
priceline.com (2)	1,300	43
		703
Leisure Equipment & Products 0.1%
Brunswick (1)	1,700	49
MarineMax (1)(2)	1,500	34
Nikon (JPY) (1)	6,000	108
Polaris Industries (1)	200	8
Pool (1)	1,768	67
		266
Media 1.1%
Aegis Group (GBP)	67,548	164
Comcast, Class A (2)	41,711	1,460
Disney	29,500	875
Emmis Communications (2)	1,300	16
Entercom Communications (1)	900	23
Grupo Televisa ADR	14,600	278
Informa (GBP)	11,622	97
McGraw-Hill	1,600	89
New York Times, Class A (1)	35,700	804
Publicis (EUR)	5,378	212
Scholastic (2)	2,900	87
Scripps, Class A	1,300	59
Television Broadcasts (HKD)	7,000	40
Time Warner	34,500	573
Viacom, Class B (2)	18,314	665
Vivendi (EUR) (1)	10,541	362
WPP Group (GBP)	7,496	91
WPP Group ADR	800	49
Young Broadcasting (2)	800	2
		5,946
Multiline Retail 0.8%
Big Lots (1)(2)	1,600	30
Kohl's (2)	29,600	1,850
Lotte Shopping GDR (2)(3)	4,930	83
Marui (JPY) (1)	3,200	48
Nordstrom	27,100	1,012
Target	23,600	1,142
		4,165
Specialty Retail 0.8%
AC Moore Arts & Crafts (1)(2)	600	11
AnnTaylor Stores (2)	3,900	155
Aoyama Trading (JPY)	1,400	45
Best Buy	7,675	361
Borders Group	3,600	69
Christopher & Banks (1)	1,525	37
Cost Plus (1)(2)	1,700	17
DSG International (GBP)	37,828	147
Esprit Holdings (HKD)	11,500	96
Hibbett Sporting Goods (2)	1,900	46
Home Depot	63,900	2,191
Hot Topic (1)(2)	3,200	32
J Crew Group (2)	400	10
Monro Muffler Brake	1,700	55
Pantry (1)(2)	1,200	56
Petco (2)	3,200	90
RadioShack (1)	57,400	1,037
Select Comfort (1)(2)	750	15
The Finish Line (1)	900	10
Zumiez (1)(2)	1,600	36
		4,516
Textiles, Apparel, & Luxury Goods 0.1%
Adidas (EUR)	3,656	174
Culp (2)	200	1
Under Armour (1)(2)	500	17
Warnaco Group (2)	1,900	39
		231

Total Consumer Discretionary		26,294
CONSUMER STAPLES 3.3%

Beverages 0.8%
Cia Cervecerias Unidas ADR	3,300	82
Coca-Cola	42,700	1,914
Diageo (GBP)	12,807	228
Kirin Brewery (JPY)	18,000	249
Lion Nathan (NZD)	11,415	70
PepsiCo	20,220	1,320
Pernod-Ricard (EUR)	1,804	393
		4,256
Food & Staples Retailing 1.1%
Alliance Boots (GBP)	9,361	137
Casey's General Stores	3,600	85
CVS	84,400	2,832
Kesko (EUR)	7,200	304
Performance Food Group (1)(2)	400	10
Seven & I (JPY) (1)	2,728	96
Sysco	12,000	377
Tesco (GBP)	36,825	264
Wal-Mart	36,500	1,632
Wal-Mart de Mexico, Series V (MXN)	28,600	98
Wild Oats Markets (1)(2)	1,800	29
		5,864
Food Products 0.5%
Ajinomoto (JPY) (1)	7,000	76
Associated British Foods (GBP)	8,774	138
General Mills	28,020	1,520
Goodman Fielder (AUD) (2)	32,300	52
Koninklijke Wessanen (EUR)	5,866	81
Nestle (CHF)	1,241	426
RHM (GBP)	22,000	117
Seneca Foods, Class B (2)	200	5
Seneca Foods, Class A (2)	300	7
Unilever (GBP)	4,873	116
		2,538
Household Products 0.6%
Colgate-Palmolive	21,900	1,311
Procter & Gamble	28,545	1,767
		3,078
Personal Products 0.0%
Chattem (1)(2)	400	14
L'Oreal (EUR)	1,047	109
		123
Tobacco 0.3%
Altria Group	23,650	1,976
		1,976

Total Consumer Staples		17,835
ENERGY 3.4%

Energy Equipment & Services 1.3%
Baker Hughes	32,200	2,292
FMC Technologies (2)	3,300	194
Grant Prideco (2)	1,300	54
Hanover Compressor (1)(2)	3,500	66
Hydril (2)	800	52
Input/Output (1)(2)	2,700	27
Key Energy Services (2)	700	11
Saipem (EUR)	11,275	252
Schlumberger	36,800	2,256
Seacor Holdings (2)	1,900	165
Smith International	39,400	1,654
Superior Well Services (1)(2)	100	2
Technip (EUR)	2,168	125
Union Drilling (2)	800	11
W-H Energy Services (1)(2)	1,100	56
		7,217
Oil, Gas & Consumable Fuels 2.1%
Bill Barrett (1)(2)	3,000	87
BP (GBP)	21,107	240
BP ADR (1)	22,902	1,558
Chevron	25,092	1,616
China Shenhua Energy (HKD) (1)	64,500	114
CONSOL Energy	10,100	368
Eni S.p.A. (EUR)	17,519	536
EOG Resources	1,600	104
ExxonMobil	40,130	2,716
Forest Oil (1)(2)	3,350	113
Foundation Coal Holdings	2,100	75
Geomet (2)	400	4
Marathon Oil	12,100	1,010
Mariner Energy (2)	2,911	55
Murphy Oil	10,200	499
Nippon Mining (JPY) (1)	9,500	69
Nippon Oil (JPY) (1)	10,000	76
Noble Energy	100	5
Oil Search (AUD)	29,205	77
Petroleo Brasileiro (Petrobras) ADR	3,400	274
Royal Dutch Shell, Class B (GBP)	9,875	353
Royal Dutch Shell ADR, Class B	4,327	310
Statoil ASA (NOK)	6,518	176
Total (EUR)	7,412	500
Total ADR	8,600	580
		11,515

Total Energy		18,732
FINANCIALS 9.6%

Capital Markets 3.0%
Affiliated Managers Group (1)(2)	1,200	111
Ameriprise Financial	26,120	1,194
Charles Schwab	53,100	866
Close Brothers Group (GBP)	4,807	84
E*TRADE Financial (2)	40,900	965
Franklin Resources	15,100	1,486
Goldman Sachs	8,600	1,278
Investors Financial Services (1)	1,700	79
Legg Mason	12,050	1,100
Macquarie Bank (AUD) (1)	3,881	192
Marketaxess (1)(2)	1,900	18
Mellon Financial	36,800	1,370
Merrill Lynch	16,100	1,184
Morgan Stanley	12,600	829
Northern Trust	16,800	941
Penson Worldwide (2)	1,500	29
Piper Jaffray (1)(2)	1,800	105
State Street	32,400	2,002
TD Ameritrade Holding	42,300	741
UBS (CHF)	34,768	1,963
		16,537
Commercial Banks 1.9%
Allied Irish Banks (EUR)	6,556	171
Australia & New Zealand Banking (AUD) (1)	15,257	317
Banca Intesa (EUR)	26,825	180
Banco Santander Central Hispano (EUR)	32,777	508
Bank of Ireland (EUR)	8,652	164
Barclays (GBP)	36,693	459
BNP Paribas (EUR)	3,667	389
Boston Private Financial (1)	1,500	37
Cascade Bancorp (1)	1,600	57
Chittenden	4,400	127
Citizens Banking (1)	3,400	86
DBS Group (SGD)	23,978	274
Fifth Third Bancorp (1)	23,800	936
Frontier Financial (1)	1,000	41
Glacier Bancorp (1)	2,407	78
Grupo Financiero Banorte (MXN)	99,732	292
HBOS (GBP)	11,388	217
KBC (EUR)	1,700	183
Mitsubishi UFJ Financial (JPY)	29	394
National Bank of Greece (EUR)	2,859	119
NORDEA (SEK)	34,080	428
Pinnacle Financial Partners (1)(2)	1,300	46
Placer Sierra Bancshares	1,800	43
Preferred Bank	400	22
Prosperity Bancshares (1)	2,300	81
Provident Bankshares	2,000	75
Resona Holdings (JPY) (1)	56	176
Royal Bank of Scotland (GBP)	24,036	815
Sandy Spring Bancorp (1)	1,400	51
Signature Bank (2)	1,200	39
Societe Generale (EUR)	1,299	209
Sumitomo Trust & Banking (JPY)	57,000	605
Svenska Handelsbanken, Class A (SEK)	10,391	271
Swedbank (SEK)	5,500	158
Texas Capital Bancshares (1)(2)	1,800	36
The Bank of Yokohama (JPY)	28,000	221
U.S. Bancorp	18,500	593
UniCredito Italiano (EUR)	47,117	375
Valley National Bancorp (1)	3,354	86
Wells Fargo	28,600	994
WestAmerica (1)	2,400	115
		10,468
Consumer Finance 0.7%
American Express	46,900	2,464
Public Financial Holdings (HKD)	206,000	159
SLM Corporation	27,300	1,325
		3,948
Diversified Financial Services 1.0%
Babcock & Brown (AUD) (1)	12,534	192
Bank of America	19,100	983
Chicago Mercantile Exchange Holdings	700	308
Citigroup	43,390	2,141
Fortis (EUR) (1)	5,078	197
ING Groep GDS (EUR)	6,454	279
J.P. Morgan Chase	31,868	1,455
Ricoh Leasing (JPY)	2,700	73
		5,628
Insurance 2.3%
Aegon (EUR)	13,057	233
AFLAC	1,100	50
American International Group	57,017	3,639
Aspen Insurance Holdings	2,800	69
Assured Guaranty	4,000	107
Aviva (GBP)	13,305	187
AXA (EUR)	12,131	450
Bristol West Holdings (1)	2,600	38
CNP Assurances (EUR)	2,249	232
Darwin Professional Underwriters (2)	200	4
Friends Provident (GBP)	70,142	248
Genworth Financial, Class A	26,800	923
Hartford Financial Services	10,100	867
Horace Mann Educators	1,800	33
Infinity Property & Casualty (1)	2,100	80
Insurance Australia (AUD) (1)	38,946	159
Markel (2)	250	91
Marsh & McLennan	92,000	2,407
Milano Assicurazioni (EUR)	17,198	125
Mitsui Sumitomo Insurance (JPY)	18,000	219
National Financial Partners (1)	700	26
Ohio Casualty	5,400	140
PartnerRe	1,100	71
Prudential Financial	9,400	690
QBE Insurance (AUD) (1)	10,239	186
Selective Insurance	900	47
St. Paul Travelers Companies	24,400	1,071
Swiss Life Holding (CHF)	996	240
		12,632
Real Estate Investment Trusts (REITs) 0.4%
DiamondRock Hospitality	1,800	30
EastGroup Properties	1,800	92
Equity Lifestyle Properties	600	27
Essex Property Trust	200	25
Federal Realty Investment Trust	5,100	378
Glenborough Realty Trust (1)	1,600	41
GPT Group, Equity Units (AUD) (1)	42,850	149
LaSalle Hotel Properties	1,000	44
Mirvac Group (AUD) (1)	28,766	100
Parkway Properties (1)	800	39
PS Business Parks	1,200	73
Reckson Associates Realty (1)	471	20
Simon Property Group	12,168	1,032
Washington SBI (1)	2,000	81
		2,131
Real Estate Management & Development 0.1%
China Overseas Land & Investment (HKD) (1)	296,000	205
China Overseas Land & Investment
Warrants, 7/18/07 (HKD) (1)(2)	37,000	6
Wheelock (HKD)	29,000	48
		259
Thrifts & Mortgage Finance 0.2%
Bradford Bingley (GBP)	23,794	205
Countrywide Credit	9,700	328
First Niagara Financial	5,000	75
Harbor Florida Bancshares (1)	3,000	133
Hypo Real Estate Holding (EUR)	2,478	153
Newalliance Bancshares (1)	6,300	92
		986

Total Financials		52,589
HEALTH CARE 6.6%

Biotechnology 1.1%
Actelion (CHF) (2)	766	102
Alexion Pharmaceutical (1)(2)	700	26
Alkermes (2)	1,900	31
Altus Pharmaceuticals (1)(2)	300	4
Amgen (2)	25,200	1,712
Amylin Pharmaceuticals (1)(2)	900	41
Celgene (1)(2)	9,800	399
Cephalon (1)(2)	781	45
CSL Limited (AUD)	2,530	98
Cubist Pharmaceuticals (2)	2,000	47
CV Therapeutics (1)(2)	200	2
Cytokinetics (2)	1,200	8
deCode genetics (1)(2)	1,100	6
Genentech (2)	16,100	1,329
Genzyme (2)	3,200	212
Gilead Sciences (2)	21,800	1,382
Incyte Genomics (1)(2)	2,500	13
InterMune (1)(2)	2,400	41
Martek Biosciences (1)(2)	1,400	42
Memory Pharmaceuticals (2)	1,000	1
Myogen (1)(2)	1,100	38
Myriad Genetics (1)(2)	2,200	56
Neurocrine Biosciences (2)	1,000	12
NPS Pharmaceuticals (1)(2)	300	1
ONYX Pharmaceuticals (1)(2)	800	12
Rigel Pharmaceuticals (1)(2)	1,400	14
Senomyx (1)(2)	1,300	20
Tercica (1)(2)	1,000	7
Theravance (1)(2)	400	11
Trimeris (1)(2)	1,400	13
Vertex Pharmaceuticals (2)	3,296	114
		5,839
Health Care Equipment & Supplies 1.1%
Alcon	2,000	236
Analogic	900	51
Baxter International	32,900	1,460
Boston Scientific (2)	38,900	678
DJO (1)(2)	1,400	54
Edwards Lifesciences (1)(2)	1,200	56
Elekta, Class B (SEK) (1)	8,383	148
Greatbatch (1)(2)	1,500	37
Integra LifeSciences (1)(2)	2,700	104
Medtronic	26,300	1,233
Northstar Neuroscience (2)	600	7
NuVasive (1)(2)	900	19
NxStage Medical (1)(2)	1,500	15
ResMed (1)(2)	4,300	175
St. Jude Medical (2)	18,300	666
Stereotaxis (1)(2)	500	6
Steris	2,100	50
Stryker	17,400	836
Thoratec (1)(2)	3,100	45
Wright Medical Group (1)(2)	2,600	59
		5,935
Health Care Providers & Services 2.0%
Aetna	15,200	567
AMERIGROUP (2)	1,800	57
AmerisourceBergen	26,200	1,157
Cardinal Health	6,300	425
Caremark RX	30,500	1,767
Celesio (EUR)	3,147	159
Centene (1)(2)	2,800	43
DaVita (2)	2,100	123
Healthspring (2)	1,100	22
Henry Schein (2)	2,500	125
Humana (2)	14,500	883
LifePoint Hospitals (2)	2,600	89
Medco (2)	8,700	551
Odyssey Healthcare (1)(2)	500	8
Quest Diagnostics	10,600	681
Sunrise Senior Living (1)(2)	5,700	168
Symbion (1)(2)	1,900	44
United Surgical Partners International (1)(2)	3,500	99
UnitedHealth Group	55,600	2,888
Visicu (1)(2)	100	1
VistaCare (1)(2)	1,000	13
WellPoint (2)	17,500	1,355
		11,225
Life Sciences Tools & Services 0.0%
Exelixis (1)(2)	1,900	18
Nektar Therapeutics (1)(2)	400	7
		25
Pharmaceuticals 2.4%
Alexza Pharmaceuticals (2)	500	3
Allergan	3,900	447
Astellas Pharma (JPY)	2,200	89
Atherogenics (1)(2)	2,200	31
Eisai (JPY) (1)	3,000	142
GlaxoSmithKline (GBP)	14,054	398
GlaxoSmithKline ADR	7,700	437
Inspire Pharmaceuticals (1)(2)	2,600	13
Johnson & Johnson	11,700	757
Kobayashi Pharmaceutical (JPY)	2,000	78
Medicines Company (1)(2)	1,200	27
Medicis Pharmaceutical, Class A (1)	2,500	73
Merck	68,300	2,770
Novartis (CHF)	19,900	1,133
Noven Pharmaceuticals (1)(2)	2,200	55
Pfizer	32,216	888
Roche Holding (CHF)	4,267	785
Sanofi-Aventis (EUR) (1)	6,680	599
Schering-Plough	42,200	884
Sepracor (1)(2)	15,300	719
Takeda Chemical Industries (JPY) (1)	3,300	218
Wyeth	52,060	2,535
		13,081

Total Health Care		36,105
INDUSTRIALS & BUSINESS SERVICES 5.0%

Aerospace & Defense 0.6%
Argon (1)(2)	900	23
Armor Holdings (1)(2)	2,300	122
General Dynamics	13,900	939
Honeywell International	13,800	534
Lockheed Martin	10,000	826
Moog, Class A (2)	2,100	69
Qinetiq (GBP)	21,100	67
Rockwell Collins	6,300	330
Rolls-Royce (GBP) (2)	18,966	157
Teledyne Technologies (2)	3,000	115
United Technologies	5,600	351
		3,533
Air Freight & Logistics 0.0%
EGL (2)	2,600	80
Pacer International	700	19
UTi Worldwide (1)	2,100	48
		147
Airlines 0.1%
All Nippon Airways (JPY) (1)	28,000	109
British Airways (GBP) (2)	12,700	99
Frontier Airlines (1)(2)	1,400	10
Midwest Air Group (1)(2)	1,900	13
Qantas Airways (AUD)	19,667	52
		283
Building Products 0.0%
Nichias (JPY)	11,000	81
Trex (1)(2)	800	22
		103
Commercial Services & Supplies 0.5%
Angelica	1,600	28
G & K Services	2,100	70
Herman Miller	3,600	102
Kforce (1)(2)	2,900	36
LECG (1)(2)	2,500	42
Multi-Color	900	26
Pike Electric (1)(2)	1,700	30
R.R. Donnelley	26,300	853
Resources Global Professionals (1)(2)	3,100	75
Ritchie Bros Auctioneers (1)	1,500	73
Synagro Technologies (1)	4,700	19
Waste Connections (2)	2,100	77
Waste Management	35,306	1,210
West Corporation (2)	500	24
		2,665
Construction & Engineering 0.2%
Acciona (EUR)	2,911	444
Insituform Technologies (1)(2)	1,400	32
JGC (JPY) (1)	7,000	126
NCC AB (SEK)	9,874	206
		808
Electrical Equipment 0.1%
A.O. Smith	3,750	151
Baldor Electric	3,700	110
Belden CDT	2,500	89
Mitsubishi Electric (JPY)	20,000	164
Woodward Governor	600	20
		534
Industrial Conglomerates 1.6%
DCC (EUR)	12,622	316
GE (1)	182,800	6,226
Hutchison Whampoa (HKD)	10,300	94
Orkla (NOK) (1)	3,600	176
Sembcorp (SGD)	94,060	208
Tomkins (GBP)	25,054	136
Tyco International	50,500	1,321
		8,477
Machinery 1.3%
3-D Systems (1)(2)	800	13
Accuride (1)(2)	3,000	33
Actuant, Class A (1)	2,060	93
Cargotec (EUR)	6,240	270
Cascade	900	34
Danaher	41,600	2,758
Deere	24,500	1,913
ESCO Technologies (1)(2)	1,200	61
Fanuc (JPY)	1,800	142
Glory Limited (JPY) (1)	4,000	74
Graco	1,900	72
Harsco	2,000	159
IDEX	850	36
Illinois Tool Works	17,200	755
Lindsay Manufacturing (1)	2,500	71
RBC Bearings (2)	2,100	45
Toro	3,700	148
Volvo, Series B (SEK)	3,500	199
		6,876
Marine 0.0%
Nippon Yusen (JPY)	26,000	161
		161
Road & Rail 0.5%
Arriva (GBP)	7,735	88
Burlington Northern Santa Fe	16,100	1,078
Heartland Express (1)	1,212	19
Knight Transportation	4,500	77
Norfolk Southern	24,500	1,047
Ryder System	600	30
Union Pacific	4,400	353
		2,692
Trading Companies & Distributors 0.1%
Electro Rent (1)(2)	1,100	18
H&E Equipment Services (1)(2)	450	12
Interline Brands (2)	2,400	60
Mitsubishi (JPY) (1)	13,200	268
NuCo2 (1)(2)	1,800	49
Sumitomo (JPY) (1)	12,000	162
Transdigm Group (2)	400	9
Univar (EUR)	2,813	116
		694
Transportation Infrastructure 0.0%
Macquarie Infrastructure, Equity Units (AUD) (1)	19,311	46
		46

Total Industrials & Business Services		27,019
INFORMATION TECHNOLOGY 7.3%

Communications Equipment 1.5%
ADTRAN	2,200	55
Cisco Systems (2)	87,000	1,913
Corning (2)	119,100	2,649
Finisar (1)(2)	10,300	38
IXIA (1)(2)	200	2
Juniper Networks (2)	40,100	588
LM Ericsson (SEK)	123,900	412
Lucent Technologies (1)(2)	327,500	763
Nokia (EUR)	22,457	470
Nokia ADR	58,300	1,217
Packeteer (1)(2)	700	7
QUALCOMM	6,200	234
Tekelec (1)(2)	1,100	15
		8,363
Computers & Peripherals 0.4%
Acer (TWD)	11,220	17
Apple Computer (2)	15,300	1,038
Dell (2)	14,000	316
EMC (2)	42,400	494
Emulex (2)	2,100	36
Hitachi Maxell (JPY)	5,600	70
Intermec (1)(2)	500	15
Synaptics (2)	1,100	28
		2,014
Electronic Equipment & Instruments 0.1%
Cogent (1)(2)	600	9
DTS (1)(2)	1,200	22
Global Imaging (2)	700	15
Hamamatsu Photonics (JPY) (1)	3,700	117
HOYA (JPY) (1)	2,700	98
KEMET (2)	3,700	30
Littelfuse (1)(2)	1,700	61
Mercury Computer Systems (1)(2)	600	8
Methode Electronics (1)	2,500	20
MTS Systems (1)	1,800	60
National Instruments	1,400	39
Newport (2)	1,600	28
Orbotech (2)	1,600	38
Plexus (2)	700	14
Scansource (1)(2)	600	19
Venture (SGD)	7,000	52
		630
Internet Software & Services 0.8%
24/7 Media (1)(2)	3,800	35
Bankrate (1)(2)	1,300	37
CNET Networks (1)(2)	5,400	51
Digital Insight (2)	1,400	37
Digital River (1)(2)	1,100	53
Digitas (2)	2,500	22
eBay (2)	12,400	346
Google, Class A (2)	5,400	2,044
Monster Worldwide (2)	7,700	314
Websense (2)	1,900	39
WebSideStory (1)(2)	900	11
Yahoo! (2)	48,300	1,392
		4,381
IT Services 1.0%
Automatic Data Processing	27,500	1,298
CACI International, Class A (2)	1,500	80
First Data	83,436	3,585
Global Payments	2,500	95
Heartland Payment (1)	700	19
Iron Mountain (1)(2)	1,500	61
Logica (GBP)	17,111	51
Maximus	1,700	45
MPS Group (2)	5,600	79
Paychex	5,200	187
RightNow Technologies (1)(2)	2,900	44
Trans Cosmos (JPY) (1)	4,600	94
		5,638
Office Electronics 0.1%
Canon (JPY)	6,700	332
Neopost (EUR)	1,041	122
		454
Semiconductor & Semiconductor Equipment 1.8%
AMIS Holdings (2)	1,400	13
Analog Devices	23,100	708
Applied Materials	32,700	552
Atheros Communications (1)(2)	1,000	16
ATMI (2)	700	20
Brooks-Pri Automation (2)	2,600	36
Cabot Microelectronics (1)(2)	1,000	32
Conexant (1)(2)	25,300	52
Credence (1)(2)	3,200	8
Cymer (1)(2)	1,700	70
Entegris (1)(2)	7,852	85
Exar (2)	2,300	32
FEI (1)(2)	1,500	31
Intel	89,400	1,747
Lattice Semiconductor (2)	3,400	25
Linear Technology	23,000	782
Marvell Technology Group (2)	52,400	918
Maxim Integrated Products	41,800	1,216
Microsemi (2)	400	11
MKS Instruments (2)	2,200	46
ON Semiconductor (2)	100	1
PDF Solutions (1)(2)	2,800	36
Power Integrations (2)	1,800	33
Semtech (2)	3,400	44
Silicon Laboratories (2)	1,700	60
SOITEC (EUR) (2)	5,871	179
Texas Instruments	59,100	1,926
Tokyo Electron (JPY) (1)	2,700	177
Virage Logic (1)(2)	500	4
Xilinx	43,100	986
		9,846
Software 1.6%
Adobe (2)	18,900	613
Altiris (2)	1,400	32
Bottomline Technologies (1)(2)	1,300	13
Catapult Communications (2)	900	9
FactSet Research	2,250	99
FileNet (2)	2,600	91
Hyperion Solutions (2)	1,650	55
Internet Security (2)	2,000	55
Intuit (2)	13,200	399
Jack Henry & Associates	6,500	125
Kronos (2)	2,100	64
Microsoft	205,000	5,266
Motive (1)(2)	1,600	4
Open Solutions (2)	1,100	32
Oracle (2)	71,000	1,111
Progress Software (1)(2)	1,800	46
Quest Software (1)(2)	3,300	46
Red Hat (1)(2)	1,700	39
RSA Security (2)	3,000	84
SPSS (2)	900	23
THQ (1)(2)	2,100	54
TomTom (EUR) (1)(2)	2,583	105
Wind River (2)	2,500	25
		8,390

Total Information Technology		39,716
MATERIALS 2.5%

Chemicals 1.1%
Airgas	3,400	122
Arch Chemicals	2,500	69
Asahi Kasei (JPY) (1)	20,000	132
BASF (EUR)	2,158	178
Dow Chemical	21,100	805
DuPont	42,302	1,691
Ferro	2,400	41
Koninklijke DSM (EUR) (1)	3,271	129
MacDermid (1)	2,000	57
Material Sciences (2)	1,400	13
Minerals Technologies	1,300	68
Mitsubishi Gas Chemical (JPY)	20,000	218
Monsanto	20,900	991
Potash Corp of Saskatchewan	14,000	1,372
Sumitomo Bakelite (JPY) (1)	7,000	56
Symyx Technologies (2)	1,200	27
Wacker Chemie (EUR) (2)	700	84
		6,053
Construction Materials 0.1%
Boral (AUD) (1)	24,265	126
Cemex, Equity Units (MXN)	36,384	105
Holcim (CHF)	1,240	100
		331
Containers & Packaging 0.0%
Chesapeake Corp.	1,500	22
Smurfit-Stone Container (2)	400	4
		26
Metals & Mining 1.0%
Anglo American (GBP)	9,793	423
BHP Billiton (AUD) (1)	20,000	423
BlueScope Steel (AUD)	36,872	191
Corus Group (GBP)	32,325	241
Gibraltar Industries	1,200	29
Lihir Gold (AUD) (2)	16,040	37
Meridian Gold (2)	3,600	107
Nippon Steel (JPY) (1)	62,000	258
Nucor	15,300	748
Phelps Dodge	27,200	2,434
Rio Tinto (AUD) (1)	3,430	191
SSAB Svenskt Stal, Series A (SEK)	24,744	476
ThyssenKrupp (EUR)	5,528	188
		5,746
Paper & Forest Products 0.3%
Buckeye Technologies (1)(2)	1,700	14
International Paper	31,300	1,088
Weyerhaeuser	8,800	546
		1,648

Total Materials		13,804
TELECOMMUNICATION SERVICES 1.1%

Diversified Telecommunication Services 0.3%
Ntelos (2)	1,700	23
Premiere Global Services (2)	2,000	15
Telefonica (EUR)	20,908	358
Telenor ASA (NOK)	15,800	200
TeliaSonera (SEK)	36,500	226
Telus (Non-voting shares)	13,900	661
Time Warner Telecom (1)(2)	3,100	56
		1,539
Wireless Telecommunication Services 0.8%
America Movil ADR, Series L	29,200	1,090
American Tower, Class A (2)	37,500	1,345
Bouygues (EUR) (1)	4,980	262
KDDI (JPY) (1)	37	243
Rogers Communications, Class B	9,400	485
SBA Communications (2)	900	23
Sprint Nextel	31,400	531
Starhub (SGD)	103,000	158
Vodafone ADR	20,812	451
		4,588

Total Telecommunication Services		6,127
UTILITIES 1.0%

Electric Utilities 0.5%
Cleco	1,400	35
E.ON AG (EUR)	5,976	758
El Paso Electric (2)	1,500	36
Empire District Electronics	1,500	34
Exelon	13,474	821
FirstEnergy	13,919	794
TEPCO (JPY) (1)	8,400	239
Unisource Energy	2,600	90
		2,807
Gas Utilities 0.1%
Alinta (AUD)	16,295	137
SEMCO Energy (2)	2,400	14
Southwest Gas (1)	2,600	88
Toho Gas (JPY) (1)	14,000	60
		299
Independent Power Producers & Energy Traders 0.3%
Black Hills	900	31
TXU	29,200	1,934
		1,965
Multi-Utilities 0.1%
AEM (EUR)	46,359	121
United Utilities (GBP)	22,749	297
		418
Total Utilities		5,489
Total Common Stocks (Cost $181,732)		243,710
PREFERRED STOCKS 0.1%
CONSUMER DISCRETIONARY 0.0%
Media 0.0%
ProSieben Sat Media, 3.75% (EUR)	3,471	93
Total Consumer Discretionary		93
HEALTH CARE 0.1%
Health Care Equipment & Supplies 0.1%
Fresenius, 1.05% (EUR)	1,141	196
Total Health Care		196
Total Preferred Stocks (Cost $167)		289
CORPORATE BONDS 6.9%
ACE INA Holdings, 5.875%, 6/15/14	165,000	164
Alabama Power, 5.59%, 8/25/09 (4)	295,000	296
Alcan Aluminum, 5.00%, 6/1/15	295,000	280
Alcoa, 6.00%, 1/15/12	180,000	185
Amerada Hess, 7.875%, 10/1/29	100,000	117
America Movil, 6.375%, 3/1/35	160,000	151
American General Finance, 5.40%, 12/1/15	280,000	276
Amgen, 4.00%, 11/18/09	240,000	232
Appalachian Power, 6.375%, 4/1/36	140,000	140
Archstone-Smith Operating Trust, REIT, 5.25%, 5/1/15	190,000	184
AT&T, 5.10%, 9/15/14	180,000	172
AT&T, 5.30%, 11/15/10	155,000	154
AT&T, 6.45%, 6/15/34	335,000	331
AT&T Broadband, 8.375%, 3/15/13	350,000	397
AT&T Wireless, 7.875%, 3/1/11	165,000	180
Atmos Energy, 4.00%, 10/15/09	210,000	201
Avalonbay Communities, 6.125%, 11/1/12	165,000	170
Baker Hughes, 6.875%, 1/15/29	250,000	279
Bank of America, 4.875%, 9/15/12	310,000	304
Bank of America, 5.75%, 8/15/16	235,000	238
Bank of America Capital Trust, 5.625%, 3/8/35	400,000	366
Bank One, 5.25%, 1/30/13	285,000	282
BB&T, 6.75%, 6/7/36	345,000	365
Bear Stearns Companies, 5.50%, 8/15/11	220,000	221
BHP Finance, 4.80%, 4/15/13	335,000	323
Black Hills, 6.50%, 5/15/13	160,000	161
Boardwalk Pipelines, 5.50%, 2/1/17	50,000	48
Boeing Capital, 6.10%, 3/1/11	270,000	279
Bunge Limited Finance, 4.375%, 12/15/08	225,000	219
Canadian National Railway, 6.25%, 8/1/34	215,000	227
Capital One Bank, 6.50%, 6/13/13	310,000	323
CE Electric UK Funding, 6.995%, 12/30/07 (3)	165,000	167
Celulosa Arauco y Constitucion, 5.125%, 7/9/13	190,000	179
Centerpoint Energy, 7.25%, 9/1/10	140,000	148
Centex, 5.45%, 8/15/12	215,000	208
Cisco Systems, 5.25%, 2/22/11	240,000	240
CIT Group, 6.00%, 4/1/36	170,000	163
Citigroup, 5.00%, 9/15/14	350,000	339
Citigroup, 5.30%, 1/7/16	240,000	237
Comcast, 4.95%, 6/15/16	140,000	129
ConocoPhillips, 5.90%, 10/15/32	270,000	272
Countrywide Financial, 6.25%, 5/15/16	345,000	349
Cox Communications, 7.125%, 10/1/12	295,000	312
CS First Boston, 5.50%, 8/16/11	190,000	191
D.R. Horton, 5.625%, 9/15/14	260,000	244
DaimlerChrysler, 5.918%, 8/3/09 (4)	180,000	180
DaimlerChrysler, 6.50%, 11/15/13	245,000	253
Devon Financing, 6.875%, 9/30/11	265,000	281
Diamond Offshore Drilling, 4.875%, 7/1/15	145,000	137
Diamond Offshore Drilling, 5.15%, 9/1/14	120,000	116
Dow Chemical, 6.125%, 2/1/11	140,000	144
Duke Capital, 6.25%, 2/15/13	240,000	244
Dun & Bradstreet, 5.50%, 3/15/11	130,000	130
El Paso Electric, 6.00%, 5/15/35	225,000	216
Encana Holdings Finance, 5.80%, 5/1/14	215,000	217
ERAC USA Finance Company, 5.60%, 5/1/15 (3)	175,000	171
Exelon Generation, 5.35%, 1/15/14	300,000	294
Federal Realty Investment Trust, 6.00%, 7/15/12	100,000	102
First Union, 6.40%, 4/1/08	85,000	87
FirstEnergy, 6.45%, 11/15/11	215,000	223
Florida Power & Light, 6.20%, 6/1/36 (3)	100,000	105
Ford Motor Credit, 5.80%, 1/12/09	370,000	354
Ford Motor Credit, 6.12%, 11/16/06 (4)	110,000	110
Fortune Brands, 5.125%, 1/15/11	150,000	147
France Telecom, 7.75%, 3/1/11 (5)	160,000	175
Franklin Resources, 3.70%, 4/15/08	65,000	63
Fund American Companies, 5.875%, 5/15/13	200,000	196
GE Capital, 5.875%, 2/15/12	450,000	462
GE Capital, 6.00%, 6/15/12	805,000	832
Genentech, 4.75%, 7/15/15	175,000	166
Genworth Financial, 5.75%, 6/15/14	200,000	202
Goldman Sachs Capital I, 6.345%, 2/15/34	790,000	779
GTECH Holdings, 4.50%, 12/1/09	240,000	234
Halliburton, 5.50%, 10/15/10	300,000	301
Harrah's Operating, 5.50%, 7/1/10	235,000	232
Hartford Financial Services, 4.75%, 3/1/14	275,000	259
HBOS, 6.00%, 11/1/33 (3)	395,000	397
Highmark, 6.80%, 8/15/13 (3)	160,000	166
Home Depot, 5.40%, 3/1/16	250,000	247
HSBC Finance, 5.00%, 6/30/15	250,000	240
HSBC Finance, 5.50%, 1/19/16	450,000	447
HSBC Holdings, 6.50%, 5/2/36	130,000	137
Huntington National Bank, 4.375%, 1/15/10	205,000	199
Hutchison Whampoa International, 6.25%, 1/24/14 (3)	300,000	308
Int'l. Lease Finance Corp., 5.45%, 3/24/11	250,000	250
Inter-American Development Bank, 5.75%, 6/15/11 (AUD)	520,000	392
International Speedway, 4.20%, 4/15/09	95,000	92
J.C. Penney, 7.375%, 8/15/08	130,000	134
J.C. Penney, 9.00%, 8/1/12	90,000	104
Jefferies Group, 6.25%, 1/15/36	185,000	177
John Deere Capital, 7.00%, 3/15/12	205,000	220
Kinder Morgan Finance, 5.70%, 1/5/16	280,000	255
Kroger, 8.05%, 2/1/10	205,000	220
LaFarge, 6.15%, 7/15/11	110,000	112
Legg Mason, 6.75%, 7/2/08	105,000	108
Lehman Brothers Holdings, 3.50%, 8/7/08	300,000	291
Lennar, 5.60%, 5/31/15	300,000	283
Marsh & McLennan, 5.375%, 7/15/14	270,000	258
MBNA America Bank, 4.625%, 8/3/09	215,000	212
McCormick & Co., 5.20%, 12/15/15	210,000	204
MDC Holdings, 5.50%, 5/15/13	270,000	251
Medtronic, 4.75%, 9/15/15	285,000	268
Merrill Lynch, 6.05%, 5/16/16	435,000	449
MetLife, 6.125%, 12/1/11	240,000	248
MidAmerican Energy, 6.125%, 4/1/36 (3)	200,000	198
Mizuho Capital Markets, 6.686%, 3/31/49 (3)	80,000	80
Morgan Stanley, 6.25%, 8/9/26	90,000	92
MUFG Capital Finance, 6.346%, 7/25/49	100,000	98
National Gas Company of Trinidad & Tobago
6.05%, 1/15/36 (3)	115,000	111
Nationwide Financial Services, 5.90%, 7/1/12	225,000	229
Nationwide Mutual Insurance, 6.60%, 4/15/34 (3)	115,000	111
Newmont Mining, 5.875%, 4/1/35	120,000	111
News America, 6.40%, 12/15/35	240,000	230
Nextel Communications, 6.875%, 10/31/13	150,000	151
Nextel Communications, 7.375%, 8/1/15	50,000	52
NLV Financial, 7.50%, 8/15/33 (3)	140,000	148
Norfolk Southern, 6.00%, 4/30/08	285,000	288
Northern Trust, 4.60%, 2/1/13	120,000	115
Northern Trust, 5.30%, 8/29/11	162,000	162
Northrop Grumman, 7.125%, 2/15/11	225,000	240
NVR, 5.00%, 6/15/10	105,000	102
Oracle, 5.00%, 1/15/11	270,000	266
Pacific Gas & Electric, 4.80%, 3/1/14	165,000	158
Panhandle Eastern Pipeline, 4.80%, 8/15/08	90,000	89
Pemex Project Funding Master Trust, 5.75%, 12/15/15	280,000	274
Pemex Project Funding Master Trust, 6.629%, 6/15/10 (3)(4)	205,000	210
Petro-Canada, 5.95%, 5/15/35	195,000	185
PPL Capital Funding, 4.33%, 3/1/09	210,000	204
Principal Life Global Funding I, 5.125%, 10/15/13 (3)	210,000	205
Progress Energy, 5.625%, 1/15/16	245,000	242
Public Service of New Mexico, 4.40%, 9/15/08	190,000	186
Pulte Homes, 5.20%, 2/15/15	270,000	250
Reckson Operating, 6.00%, 3/31/16	165,000	165
Residential Capital, 6.125%, 11/21/08	145,000	145
Rogers Cable, 5.50%, 3/15/14	175,000	161
Sabmiller, 6.20%, 7/1/11 (3)	295,000	303
Sealed Air, 5.375%, 4/15/08 (3)	180,000	179
Security Benefit Life Insurance, 7.45%, 10/1/33 (3)	95,000	105
Simon Property Group, 3.75%, 1/30/09	200,000	193
SLM Corporation, 5.29%, 4/1/09 (4)	165,000	157
SLM Corporation, 5.685%, 1/26/09 (4)	250,000	251
Southern California Edison, 4.65%, 4/1/15	265,000	249
Southern California Gas, 5.75%, 11/15/35	330,000	327
Sprint Capital, 6.875%, 11/15/28	265,000	268
Target, 4.00%, 6/15/13	295,000	273
Telecom Italia Capital, 7.20%, 7/18/36	180,000	188
Telefonica Emisiones, 6.421%, 6/20/16	260,000	266
Telefonos de Mexico, 5.50%, 1/27/15	140,000	135
Telus, 8.00%, 6/1/11	270,000	297
Teva Pharmaceutical Finance, 5.55%, 2/1/16	105,000	102
Time Warner Entertainment, 7.25%, 9/1/08	225,000	232
Time Warner Entertainment, 8.375%, 3/15/23	235,000	263
Torchmark, 6.375%, 6/15/16	180,000	185
Transamerica Capital, 7.65%, 12/1/26 (3)	90,000	100
Transatlantic Holdings, 5.75%, 12/14/15	185,000	182
Tyco International, 6.375%, 10/15/11	270,000	282
U.S. Bancorp, 4.50%, 7/29/10	300,000	293
United Technologies, 5.40%, 5/1/35	130,000	124
UnitedHealth Group, 5.25%, 3/15/11	190,000	189
Valero Energy, 3.50%, 4/1/09	185,000	177
Verizon Communications, 5.55%, 2/15/16	450,000	438
Verizon Global Funding, 7.75%, 12/1/30	175,000	198
Viacom, 5.75%, 4/30/11 (3)	165,000	165
Virginia Electric & Power, 6.00%, 1/15/36	225,000	218
Wachovia, 5.50%, 8/1/35	125,000	117
Wachovia Bank, 4.875%, 2/1/15	350,000	337
Wal-Mart, 5.25%, 9/1/35	220,000	202
Webster Financial, 5.125%, 4/15/14	200,000	193
Wellpoint, 5.00%, 1/15/11	150,000	147
Wells Fargo, 4.875%, 1/12/11	245,000	241
Westar Energy, 5.10%, 7/15/20	115,000	106
WM Wrigley, 4.65%, 7/15/15	85,000	80
WPD Holdings, 6.875%, 12/15/07 (3)	120,000	122
XTO Energy, 5.65%, 4/1/16	150,000	148
Yum! Brands, 7.70%, 7/1/12	150,000	164
Total Corporate Bonds (Cost $38,312)		37,978

ASSET-BACKED SECURITIES 1.8%
Americredit Automobile Receivable Trust
Series 2006-RM, Class A3
5.53%, 1/6/14	525,000	530
BankBoston Home Equity Loan Trust
Series 1998-1, Class A6
6.35%, 2/25/13	111,683	112
Capital Auto Receivables Asset Trust
Series 2006-1, Class B
5.26%, 10/15/10	325,000	324

Capital Auto Receivables Asset Trust
Series 2006-SN1A, Class A4A
5.32%, 3/20/10 (3)	1,125,000	1,127

Capital Auto Receivables Asset Trust
Series 2006-SN1A, Class B
5.50%, 4/20/10 (3)	165,000	165

Capital One Multi-Asset Execution Trust
Series 2004-A8, Class A8
5.46%, 8/15/14 (4)	825,000	828

Chase Funding Mortgage Loan
Series 2002-2, Class 1M1
5.599%, 9/25/31	39,145	39

Credit-Based Asset Services & Securitization
Series 2005-CB5, Class AF2
4.831%, 8/25/35 (4)	200,000	197

Credit-Based Asset Services & Securitization
Series 2006-CB3, Class AV3
5.494%, 3/25/36 (4)	800,000	802

Detroit Edison Securitization Funding
Series 2001-1, Class A5
6.42%, 3/1/15	375,000	397

GE Equipment Small Ticket
Series 2005-1A, Class A4
4.51%, 12/22/14 (3)	375,000	369

Hyundai Auto Receivables Trust
Series 2006-A, Class A4
5.26%, 11/15/12	375,000	373

Marriott Vacation Club Owner Trust
Series 2006-1A, Class A
5.737%, 4/20/28 (3)	378,434	382

MBNA Credit Card Master Note Trust
Series 2005-A3, Class A3
4.10%, 10/15/12	350,000	339

Morgan Stanley ABS Capital I
Series 2006-HE4, Class A3
5.474%, 6/25/36 (4)	280,000	281
New Century Home Equity Loan Trust
Series 2005-A, Class A6
4.954%, 8/25/35 (4)	845,000	822

New Century Home Equity Loan Trust
Series 2005-A, Class M2
5.344%, 8/25/35 (4)	215,000	210

Peco Energy Transition Trust
Series 2001-A, Class A1
6.52%, 12/31/10	500,000	525

PSE&G Transition Funding
Series 2001-1, Class A6
6.61%, 6/15/15	475,000	508

Reliant Energy Transition Bond Company
Series 2001-1, Class A4
5.63%, 9/15/15	375,000	381

Residential Asset Securities Corporation
Series 2006-KS3, Class AI3
5.494%, 4/25/36 (4)	450,000	451

Triad Automobile Receivable Trust
Series 2006-B, Class A4
5.52%, 11/12/12	675,000	684

Total Asset-Backed Securities (Cost $9,856)		9,846

NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 3.5%

Banc of America Commercial Mortgage
Series 2003-1, Class A2, CMO
4.648%, 9/11/36	400,000	385

Bank of America Mortgage Securities
Series 2003-L, Class 2A2, CMO
4.261%, 1/25/34 (4)	461,564	454

Bank of America Mortgage Securities
Series 2004-A, Class 2A2, CMO
4.118%, 2/25/34 (4)	238,957	234

Bank of America Mortgage Securities
Series 2004-D, Class 2A2, CMO
4.198%, 5/25/34 (4)	111,970	110
Bank of America Mortgage Securities
Series 2004-H, Class 2A2, CMO
4.749%, 9/25/34 (4)	132,764	131

Bank of America Mortgage Securities
Series 2004-I, Class 3A2, CMO
4.916%, 10/25/34 (4)	146,789	144

Bank of America Mortgage Securities
Series 2005-A, Class 2A2, CMO
4.459%, 2/25/35 (4)	1,121,719	1,103

Bank of America Mortgage Securities
Series 2005-J, Class 2A1, CMO
5.10%, 11/25/35 (4)	575,531	571

Bank of America Mortgage Securities
Series 2005-J, Class 3A1, CMO
5.271%, 11/25/35 (4)	282,498	280

Bear Stearns Commercial Mortgage Securities
Series 2004-T14, Class A2, CMO
4.17%, 4/12/41	300,000	292

Bear Stearns Commercial Mortgage Securities
Series 2005-PW10, Class A1, CMO
5.085%, 12/11/40	762,763	760

Bear Stearns Commercial Mortgage Securities
Series 2005-PWR8, Class A4, CMO
4.674%, 6/11/41	375,000	354

Bear Stearns Commercial Mortgage Securities
Series 2005-PWR9, Class AAB, CMO
4.804%, 9/15/42	450,000	435

Bear Stearns Commercial Mortgage Securities
Series 2005-T18, Class A1, CMO
4.274%, 2/13/42	286,609	281

Bear Stearns Commercial Mortgage Securities
Series 2005-T20, Class A1, CMO
4.94%, 10/12/42	473,990	470

Bear Stearns Commercial Mortgage Securities
Series 2006-PW12, Class A4, CMO
5.711%, 9/11/38	1,100,000	1,124

Citigroup Mortgage Loan Trust
Series 2006-AR1, Class 2A1
4.70%, 8/27/35 (4)	784,698	770
Citigroup Mortgage Loan Trust
Series 2006-AR2, Class 1AB
5.591%, 3/25/36	309,959	312

Citigroup/Deutsche Bank Commercial Mortgage
Series 2005-C1, Class AJ, CMO
5.40%, 7/15/44 (4)	450,000	444

Commercial Mortgage PTC
Series 2005-LP5, Class A1, CMO
4.235%, 5/10/43	271,381	266

DLJ Commercial Mortgage
Series 1999-CG2, Class A1B, CMO
7.30%, 6/10/32	350,000	365

GE Capital Commercial Mortgage
Series 2001-1, Class A2, CMO
6.531%, 5/15/33	460,000	481

GE Capital Commercial Mortgage
Series 2005-C4, Class A1, CMO
5.082%, 11/10/45	480,016	478

GMAC Commercial Mortgage Securities
Series 2001-C2, Class A2, CMO
6.70%, 4/15/34	375,000	395

Greenwich Capital Commercial Funding
Series 2004-GG1A, Class A2, CMO
3.835%, 6/10/36	97,497	96

Greenwich Capital Commercial Funding
Series 2005-GG3, Class AAB, CMO
4.619%, 8/10/42 (4)	160,000	154

GSR Mortgage Loan Trust
Series 2005-AR6, Class 3A1
4.561%, 9/25/35 (4)	638,231	626

JPMorgan Chase Commercial Mortgage Securities
Series 2001-CIB2, Class A2, CMO
6.244%, 4/15/35	834,153	849

JPMorgan Chase Commercial Mortgage Securities
Series 2001-CIBC, Class A3, CMO
6.26%, 3/15/33	460,000	474

JPMorgan Chase Commercial Mortgage Securities
Series 2005-LDP4, Class ASB, CMO
4.824%, 10/15/42 (4)	725,000	702
JPMorgan Chase Commercial Mortgage Securities
Series 2006-CB14, Class A4, CMO
5.481%, 12/12/44	1,000,000	999

LB-UBS Commercial Mortgage Trust
Series 2003-C8, Class A1, CMO
3.636%, 11/15/27	731,044	710

LB-UBS Commercial Mortgage Trust
Series 2004-C2, Class A2, CMO
3.246%, 3/15/29	525,000	500

LB-UBS Commercial Mortgage Trust
Series 2004-C4, Class A2, CMO
4.567%, 5/15/29 (4)	475,000	467

LB-UBS Commercial Mortgage Trust
Series 2005-C1, Class A4, CMO
4.742%, 2/15/30	550,000	526

LB-UBS Commercial Mortgage Trust
Series 2006-C1, Class A4, CMO
5.156%, 2/15/31	775,000	757

Morgan Stanley Dean Witter Capital
Series 2002-TOP7, Class A2, CMO
5.98%, 1/15/39	350,000	359

Washington Mutual Mortgage Securities
Series 2004-AR1, Class A, CMO
4.229%, 3/25/34 (4)	140,631	138

Washington Mutual Mortgage Securities
Series 2005-AR3, Class A2, CMO
4.643%, 3/25/35 (4)	257,306	252

Wells Fargo Mortgage-Backed Securities Trust
Series 2003-O, Class 5A1, CMO
4.802%, 1/25/34 (4)	523,686	510

Wells Fargo Mortgage-Backed Securities Trust
Series 2005-AR2, Class 2A2, CMO
4.548%, 3/25/35 (4)	258,323	254

Total Non-U.S. Government Mortgage-Backed Securities (Cost $19,318)		19,012
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 11.9%
U.S. Government Agency Obligations 10.8%
Federal Home Loan Mortgage
4.50%, 11/1/18 - 9/1/35	1,373,887	1,297
5.00%, 12/1/08 - 11/1/35	4,943,708	4,785
5.50%, 3/1/18 - 12/1/33	1,854,894	1,854
6.00%, 10/1/16 - 3/1/33	2,149,087	2,168
6.50%, 3/1/32 - 9/1/34	1,323,909	1,349
7.00%, 11/1/30 - 6/1/32	82,851	85
Federal Home Loan Mortgage, ARM
4.532%, 9/1/32	61,517	61
4.562%, 9/1/35	434,017	420
4.715%, 8/1/35	331,705	322
4.787%, 7/1/35	120,560	120
5.061%, 11/1/35	233,609	230
5.079%, 3/1/36	436,774	429
5.428%, 1/1/36	121,850	120
Federal Home Loan Mortgage, CMO
4.50%, 3/15/16	1,125,000	1,095
5.00%, 11/15/27	775,000	761
5.50%, 8/15/16 - 4/15/28	1,727,026	1,722
6.00%, 9/15/16 - 6/15/35	1,209,875	1,234
6.50%, 8/15/30	871,141	895
Federal Home Loan Mortgage, CMO, IO
4.50%, 6/15/11-4/15/18	794,652	65
Federal National Mortgage Assn.
4.50%, 5/1/18 - 7/1/35	5,036,574	4,801
5.00%, 6/1/18 - 8/1/35	4,613,372	4,432
5.50%, 1/1/17 - 1/1/36	12,770,333	12,614
6.00%, 3/1/33 - 9/1/34	7,234,538	7,271
6.50%, 12/1/10 - 9/1/36	1,187,753	1,209
7.00%, 1/1/31 - 7/1/32	73,011	75
Federal National Mortgage Assn., ARM
4.662%, 9/1/35	434,239	422
4.79%, 11/1/35	377,276	378
4.822%, 6/1/35	217,848	216
5.069%, 8/1/36	812,823	803
5.114%, 10/1/35	267,752	265
5.323%, 12/1/35	201,908	199
5.365%, 12/1/35	247,680	247
5.522%, 12/1/35	367,958	367
5.678%, 1/1/36	977,779	974
5.698%, 12/1/35	121,376	121
6.001%, 8/1/36	624,372	630
Federal National Mortgage Assn., CMO
3.50%, 4/25/13	299,445	293
5.00%, 3/25/15	675,000	670
5.50%, 5/25/27	605,165	604
Federal National Mortgage Assn., CMO, IO
5.50%, 11/25/28	77,181	6
6.50%, 2/1/32	56,189	13
Federal National Mortgage Assn., TBA
6.00%, 1/1/33	1,459,000	1,461
6.50%, 1/1/34	1,905,000	1,934
		59,017
U.S. Government Obligations 1.1%
Government National Mortgage Assn.
4.50%, 8/20/35 - 11/20/35	877,322	826
5.00%, 7/15/33 - 10/20/33	3,209,744	3,117
5.50%, 7/15/33 - 1/20/34	606,649	602
6.00%, 5/15/26 - 1/20/35	497,896	502
6.50%, 2/15/28 - 9/20/34	469,086	482
7.00%, 3/15/13 - 7/20/27	134,982	139
7.50%, 9/15/22 - 6/15/32	51,515	54
8.00%, 2/15/22 - 10/20/25	20,019	21
		5,743

Total U.S. Government & Agency Mortgage-Backed Securities (Cost $65,527)		64,760
U.S. GOVERNMENT AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED) 10.0%
U.S. Government Agency Obligations 2.5%
Federal Home Loan Bank, 5.25%, 6/18/14 (1)	700,000	708
Federal Home Loan Bank, 5.60%, 6/28/11	530,000	540
Federal Home Loan Mortgage, 4.125%, 10/18/10 (1)	975,000	943
Federal Home Loan Mortgage, 4.625%, 2/15/07 (EUR)	1,285,000	1,652
Federal Home Loan Mortgage, 4.625%, 2/21/08 (1)	175,000	174
Federal Home Loan Mortgage, 5.00%, 7/15/14 (1)	690,000	687
Federal Home Loan Mortgage, 5.125%, 2/27/09	440,000	439
Federal Home Loan Mortgage, 5.75%, 5/23/11	500,000	503
Federal National Mortgage Assn., 3.25%, 8/15/08 (1)	2,040,000	1,972
Federal National Mortgage Assn., 4.375%, 9/15/12 (1)	500,000	482
Federal National Mortgage Assn., 5.75%, 2/15/08 (1)	210,000	212
Federal National Mortgage Assn., 6.00%, 5/15/11 (1)	4,270,000	4,445
Federal National Mortgage Assn., 7.125%, 6/15/10 (1)	535,000	573
Federal National Mortgage Assn., 7.125%, 1/15/30 (1)	65,000	81
		13,411
U.S. Treasury Obligations 7.5%
U.S. Treasury Bonds, 4.50%, 2/15/36 (1)	100,000	94
U.S. Treasury Bonds, 5.50%, 8/15/28 (1)	1,130,000	1,213
U.S. Treasury Bonds, 6.125%, 8/15/29 (1)	130,000	151
U.S. Treasury Bonds, 6.25%, 8/15/23 (1)	460,000	527
U.S. Treasury Bonds, 6.25%, 5/15/30 (1)	1,035,000	1,225
U.S. Treasury Bonds, 6.375%, 8/15/27 (1)	1,365,000	1,616
U.S. Treasury Bonds, 6.50%, 11/15/26 (1)	285,000	341
U.S. Treasury Bonds, 7.50%, 11/15/16 (1)	545,000	663
U.S. Treasury Bonds, 8.50%, 2/15/20 (1)	1,400,000	1,890
U.S. Treasury Inflation-Indexed Notes, 2.00%, 7/15/14 (1)	731,911	718
U.S. Treasury Notes, 3.50%, 2/15/10 (1)	2,120,000	2,039
U.S. Treasury Notes, 3.875%, 9/15/10 (1)	1,415,000	1,372
U.S. Treasury Notes, 4.00%, 2/15/14 (1)	2,000,000	1,908
U.S. Treasury Notes, 4.25%, 11/15/13 (1)	1,405,000	1,364
U.S. Treasury Notes, 4.25%, 11/15/14 (1)	3,250,000	3,143
U.S. Treasury Notes, 4.875%, 8/31/08 (10)	5,000,000	5,008
U.S. Treasury Notes, 4.875%, 2/15/12 (1)	6,960,000	7,022
U.S. Treasury Notes, 5.00%, 8/15/11 (1)	8,270,000	8,397
U.S. Treasury Notes, 5.125%, 5/15/16 (1)	2,425,000	2,493
		41,184

Total U.S. Government Agency Obligations (Excluding Mortgage-Backed)
(Cost $53,935)		54,595
FOREIGN GOVERNMENT OBLIGATIONS
& MUNICIPALITIES 1.4%
Asian Development Bank, 6.25%, 6/15/11 (AUD)	1,140,000	876
Bundesobligation, 3.25%, 4/9/10 (EUR)	1,800,000	2,279
Bundesobligation, 5.00%, 1/4/12 (EUR)	280,000	382
European Investment Bank, 5.75%, 9/15/09 (AUD)	935,000	706
Government of Canada, 5.25%, 6/1/12 (CAD)	2,775,000	2,664
Republic of South Africa, 6.50%, 6/2/14 (1)	430,000	449
United Mexican States, 6.375%, 1/16/13	215,000	224
Total Foreign Government Obligations & Municipalities (Cost $7,054)		7,580
MUNICIPAL SECURITIES 0.1%
California, GO, 5.25%, 4/1/34	105,000	111
California Public Works Board, 5.00%, 1/1/21	250,000	265
Kansas Dev. Fin. Auth., Public Employee Retirement
5.501%, 5/1/34 (6)	130,000	130
New York City Housing Dev. Corp., 6.42%, 11/1/27	170,000	175
Oregon, Taxable Pension, GO, 5.892%, 6/1/27	75,000	77
Total Municipal Securities (Cost $737)		758
BOND MUTUAL FUNDS 5.4%
T. Rowe Price Institutional High Yield Fund, 7.74% (7)(8)	2,939,027	29,479
Total Bond Mutual Funds (Cost $30,492)		29,479
SHORT-TERM INVESTMENTS 14.9%
Money Market Funds 14.9%
T. Rowe Price Reserve Investment Fund, 5.37% (8)(9)	81,286,995	81,287
Total Short-Term Investments (Cost $81,287)		81,287
SECURITIES LENDING COLLATERAL 12.3%
MONEY MARKET POOLED ACCOUNT 1.2%
Investment in money market pooled account managed by JP
Morgan Chase Bank, London, 5.037% (9)	6,770,550	6,771
		6,771
MONEY MARKET TRUST 11.1%
State Street Bank and Trust Company of New Hampshire N.A.
Securities Lending Quality Trust units, 5.247% (9)	60,653,391	60,653
		60,653
Total Securities Lending Collateral (Cost $67,424)		67,424
Total Investments in Securities
112.9% of Net Assets (Cost $555,841)		$616,718

†	Denominated in U.S. dollars unless otherwise noted
(1)	All or a portion of this security is on loan at August 31, 2006 - see Note 2
(2)	Non-income producing
(3)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period end amounts to
$5,477 and represents 1.0% of net assets.
(4)	Variable Rate; rate shown is effective rate at period-end
(5)	Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
(6)	Insured by Financial Security Assurance Inc.
(7)	SEC Yield
(8)	Affiliated company - see Note 4
(9)	Seven-day yield
(10)	All or a portion of this security is pledged to cover margin requirements on futures contracts at August 31, 2006.
ADR	American Depository Receipts
ARM	Adjustable Rate Mortgage
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CMO	Collateralized Mortgage Obligation
EUR	Euro
GBP	British Pound
GDR	Global Depository Receipts
GDS	Global Depository Shares
GO	General Obligation
HKD	Hong Kong Dollar
IO	Interest Only security for which the fund receives interest on notional principal(par)
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PTC	Pass-Through Certificate
REIT	Real Estate Investment Trust
SEK	Swedish Krona
SGD	Singapore Dollar
TBA	To Be Announced purchase commitment; TBAs totaled $3,395 (0.6% of net assets)
at period end; see Note 2.
TWD	Taiwan Dollar

Open Futures Contracts at August 31, 2006 were as follows:
($ 000s)

		Contract	Unrealized
	Expiration	Value	Gain (Loss)
Long, 24 U.S. Treasury Five year contracts
$4 par of 4.875% U.S. Treasury Notes
pledged as initial margin	12/06	$2,523	$7
Short, 14 U.S. Treasury Bond contracts
$6 par of 4.875% U.S. Treasury Notes
pledged as initial margin	12/06	(1,555)	(8)
Net payments (receipts) of variation
margin to date			0
Variation margin receivable (payable)
on open futures contracts			$(1)

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Personal Strategy Income Fund
Unaudited	August 31, 2006
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Personal Strategy Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Personal Strategy Income Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks the highest total return over time consistent with a primary emphasis on income and a secondary emphasis on capital growth. The fund pursues this objective by investing in a diversified portfolio typically consisting of about 40% stocks, 40% bonds, and 20% money market securities.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Debt securities are generally traded in the OTC market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Futures Contracts

The fund may invest in futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and/or interest rates.

TBA Purchase Commitments

The fund may enter into to be announced (TBA) purchase commitments, pursuant to which it agrees to purchase mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for that security. With TBA transactions, the particular securities to be delivered are not identified at trade date; however, delivered securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted "good delivery" standards. The fund generally enters into TBAs with the intention of taking possession of the underlying mortgage securities. Until settlement, the fund maintains cash reserves and liquid assets sufficient to settle its TBAs.

Dollar Rolls

The fund may enter into dollar roll transactions, pursuant to which it sells a mortgage-backed TBA or security and simultaneously purchases a similar, but not identical, TBA with the same issuer, rate, and terms. The fund may execute a "roll" to obtain better underlying mortgage securities or to enhance returns. The fund generally enters into dollar roll transactions with the intention of taking possession of the underlying mortgage securities, but may close a contract prior to settlement or "roll" settlement to a later date if deemed in the best interest of shareholders. Actual mortgages received by the fund may be less favorable than those anticipated.

Securities Lending

The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in money market pooled accounts managed by the fund's lending agents in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At August 31, 2006, the value of loaned securities was $65,751,000; aggregate collateral consisted of $67,424,000 in money market pooled accounts and U.S. government securities valued at $192,000.

NOTE 3 - FEDERAL INCOME TAXES

At August 31, 2006, the cost of investments for federal income tax purposes was $555,841,000. Net unrealized gain aggregated $60,876,000 at period-end, of which $69,149,000 related to appreciated investments and $8,273,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the three months ended August 31, 2006, dividend income from the T. Rowe Price Reserve Funds totaled $1,061,000, and the value of shares of the T. Rowe Price Reserve Funds held at August 31, 2006, and May 31, 2006, was $81,287,000 and $82,644,000, respectively.

The fund may invest in the T. Rowe Price Institutional High Yield Fund, Inc. (High Yield Fund) as a means of gaining efficient and cost-effective exposure to the high-yield bond markets. The High Yield Fund is an open-end management investment company managed by Price Associates, and an affiliate of the fund. The High Yield Fund pays an annual all-inclusive management and administrative fee to Price Associates equal to 0.50% of average daily net assets. To ensure that Personal Strategy Income Fund does not incur duplicate fees for its assets invested in the High Yield Fund, Price Associates has agreed to reduce its management fee to the fund. During the three months ended August 31, 2006, purchases and sales of the High Yield Fund were $2,931,000 and $0, respectively. Investment income during the period was $553,000. At August 31, 2006, and May 31, 2006, the value of shares of High Yield Fund held were $29,479,000 and $26,688,000, respectively.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Personal Strategy Funds, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	October 23, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	October 23, 2006

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	October 23, 2006